Shareholder Report	12 Months Ended
	Aug. 31, 2025 USD ($) Holding	Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000104752
Shareholder Report [Line Items]
Fund Name	Eaton Vance All Asset Strategy Fund
Class Name	Class A
Trading Symbol	EARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (9/1/24-8/17/25) and 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (8/18/25-8/31/25):

↓ Stock selection in equities – mainly selection in large-cap stocks, and an overweight to small-cap stocks – detracted from returns

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, an underweight exposure to, and stock selection in the information technology sector detracted from returns

↑ An overweight to equities and underweight exposure to fixed-income assets helped relative returns

↑ An overweight exposure to short-term U.S. Treasurys contributed to relative returns during the period

↑ On a sector basis, stock selection in the healthcare sector also contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/15	$9,475	$10,000	$10,000	$10,000
9/15	$9,382	$9,631	$9,638	$10,068
10/15	$9,792	$10,394	$10,394	$10,069
11/15	$9,784	$10,343	$10,308	$10,043
12/15	$9,694	$10,161	$10,122	$10,010
1/16	$9,498	$9,553	$9,512	$10,148
2/16	$9,341	$9,482	$9,446	$10,220
3/16	$9,608	$10,125	$10,147	$10,314
4/16	$9,780	$10,286	$10,296	$10,353
5/16	$9,866	$10,343	$10,309	$10,356
6/16	$9,858	$10,227	$10,247	$10,542
7/16	$10,188	$10,660	$10,688	$10,609
8/16	$10,235	$10,668	$10,724	$10,597
9/16	$10,290	$10,725	$10,790	$10,590
10/16	$10,148	$10,517	$10,607	$10,509
11/16	$10,172	$10,669	$10,688	$10,261
12/16	$10,346	$10,924	$10,918	$10,275
1/17	$10,543	$11,188	$11,217	$10,295
2/17	$10,732	$11,498	$11,532	$10,365
3/17	$10,810	$11,621	$11,673	$10,359
4/17	$10,889	$11,793	$11,855	$10,439
5/17	$10,960	$12,042	$12,116	$10,519
6/17	$11,015	$12,088	$12,172	$10,509
7/17	$11,275	$12,378	$12,512	$10,554
8/17	$11,283	$12,395	$12,560	$10,649
9/17	$11,432	$12,673	$12,802	$10,598
10/17	$11,637	$12,913	$13,068	$10,604
11/17	$11,732	$13,193	$13,321	$10,591
12/17	$11,867	$13,371	$13,536	$10,639
1/18	$12,414	$14,077	$14,299	$10,517
2/18	$12,004	$13,494	$13,699	$10,417
3/18	$11,803	$13,200	$13,406	$10,484
4/18	$11,730	$13,351	$13,534	$10,406
5/18	$11,899	$13,435	$13,551	$10,480
6/18	$11,779	$13,429	$13,477	$10,467
7/18	$12,052	$13,848	$13,884	$10,470
8/18	$12,148	$14,019	$13,993	$10,537
9/18	$12,181	$14,097	$14,054	$10,469
10/18	$11,417	$13,062	$13,000	$10,386
11/18	$11,561	$13,211	$13,191	$10,448
12/18	$10,962	$12,206	$12,262	$10,640
1/19	$11,341	$13,156	$13,230	$10,753
2/19	$11,531	$13,551	$13,584	$10,747
3/19	$11,647	$13,729	$13,754	$10,954
4/19	$11,787	$14,216	$14,219	$10,956
5/19	$11,482	$13,396	$13,375	$11,151
6/19	$11,828	$14,279	$14,251	$11,291
7/19	$11,836	$14,349	$14,293	$11,316
8/19	$11,853	$14,056	$13,954	$11,609
9/19	$11,886	$14,355	$14,247	$11,547
10/19	$12,001	$14,720	$14,637	$11,582
11/19	$12,141	$15,130	$14,995	$11,576
12/19	$12,333	$15,584	$15,523	$11,568
1/20	$12,393	$15,489	$15,351	$11,791
2/20	$12,126	$14,180	$14,111	$12,003
3/20	$11,550	$12,303	$12,206	$11,932
4/20	$12,049	$13,647	$13,514	$12,144
5/20	$12,255	$14,306	$14,102	$12,201
6/20	$12,384	$14,685	$14,552	$12,278
7/20	$12,737	$15,387	$15,322	$12,461
8/20	$13,030	$16,415	$16,260	$12,360
9/20	$12,849	$15,849	$15,735	$12,354
10/20	$12,651	$15,363	$15,353	$12,298
11/20	$13,288	$17,327	$17,245	$12,419
12/20	$13,512	$18,062	$18,046	$12,436
1/21	$13,397	$17,882	$17,964	$12,347
2/21	$13,565	$18,341	$18,380	$12,169
3/21	$13,778	$18,951	$18,871	$12,017
4/21	$14,061	$19,833	$19,696	$12,112
5/21	$14,238	$20,118	$20,003	$12,151
6/21	$14,256	$20,418	$20,266	$12,237
7/21	$14,212	$20,784	$20,406	$12,374
8/21	$14,362	$21,301	$20,916	$12,350
9/21	$13,990	$20,417	$20,052	$12,243
10/21	$14,318	$21,573	$21,076	$12,240
11/21	$14,105	$21,101	$20,568	$12,276
12/21	$14,448	$22,002	$21,391	$12,245
1/22	$14,074	$20,838	$20,341	$11,981
2/22	$13,831	$20,311	$19,815	$11,847
3/22	$13,831	$20,869	$20,244	$11,518
4/22	$13,168	$19,135	$18,624	$11,081
5/22	$13,224	$19,150	$18,646	$11,152
6/22	$12,654	$17,491	$17,074	$10,977
7/22	$13,074	$18,879	$18,266	$11,246
8/22	$12,598	$18,090	$17,594	$10,928
9/22	$11,775	$16,408	$15,910	$10,456
10/22	$11,822	$17,587	$16,870	$10,320
11/22	$12,551	$18,810	$18,178	$10,700
12/22	$12,294	$18,011	$17,463	$10,651
1/23	$12,802	$19,285	$18,715	$10,979
2/23	$12,407	$18,822	$18,178	$10,695
3/23	$12,840	$19,403	$18,739	$10,967
4/23	$12,972	$19,743	$19,008	$11,033
5/23	$12,736	$19,546	$18,804	$10,913
6/23	$12,897	$20,728	$19,896	$10,874
7/23	$12,963	$21,425	$20,625	$10,867
8/23	$12,718	$20,913	$20,048	$10,797
9/23	$12,199	$20,011	$19,219	$10,523
10/23	$11,917	$19,430	$18,641	$10,357
11/23	$12,605	$21,252	$20,362	$10,826
12/23	$13,090	$22,295	$21,340	$11,240
1/24	$13,022	$22,563	$21,465	$11,210
2/24	$13,176	$23,519	$22,386	$11,051
3/24	$13,417	$24,275	$23,089	$11,153
4/24	$13,090	$23,373	$22,327	$10,871
5/24	$13,475	$24,417	$23,234	$11,056
6/24	$13,639	$24,914	$23,752	$11,160
7/24	$13,967	$25,353	$24,135	$11,421
8/24	$14,159	$26,023	$24,748	$11,585
9/24	$14,352	$26,500	$25,323	$11,740
10/24	$14,053	$25,974	$24,754	$11,449
11/24	$14,391	$27,166	$25,680	$11,570
12/24	$14,062	$26,458	$25,072	$11,381
1/25	$14,259	$27,391	$25,914	$11,441
2/25	$14,298	$27,194	$25,758	$11,693
3/25	$14,023	$25,984	$24,740	$11,697
4/25	$14,141	$26,215	$24,971	$11,743
5/25	$14,426	$27,766	$26,406	$11,659
6/25	$14,800	$28,964	$27,592	$11,839
7/25	$14,791	$29,337	$27,966	$11,807
8/25	$15,015	$30,103	$28,656	$11,949

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class A	6.06%	2.88%	4.71%
Class A with 5.25% Maximum Sales Charge	0.51%	1.77%	4.15%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.79%
Current Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	10.68%	6.93%	7.51%
Prior Blended Index (60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI)	8.15%	4.39%	5.65%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Effective August 18, 2025, the Fund changed its primary prospectus benchmark from the Bloomberg U.S. Aggregate Bond Index to the MSCI World Index and its benchmark from the Prior Blended Index to the Current Blended Index because the investment adviser believes they are more appropriate benchmarks for the Fund.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Material Change Date		Aug. 31, 2024
AssetsNet	$ 257,964,242
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 3,002,195
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,964,242
# of Portfolio Holdings	242
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$3,002,195

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	2.9%
Exchange-Traded Funds	44.7%
Common Stocks	52.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eaton Vance Total Return Bond ETF	15.2%
Eaton Vance Mortgage Opportunities ETF	11.0%
Vanguard Emerging Markets Government Bond ETF	5.2%
iShares Core MSCI Emerging Markets ETF	4.2%
SPDR Portfolio High Yield Bond ETF	3.4%
Vanguard Intermediate-Term Treasury ETF	3.0%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.9%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.6%
Total	51.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.10% of the Fund's daily net assets for Class A. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Name [Text Block]	Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.
Material Fund Change Expenses [Text Block]

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.10% of the Fund's daily net assets for Class A. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Adviser [Text Block]

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000104753
Shareholder Report [Line Items]
Fund Name	Eaton Vance All Asset Strategy Fund
Class Name	Class C
Trading Symbol	ECRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.99%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (9/1/24-8/17/25) and 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (8/18/25-8/31/25):

↓ Stock selection in equities – mainly selection in large-cap stocks, and an overweight to small-cap stocks – detracted from returns

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, an underweight exposure to, and stock selection in the information technology sector detracted from returns

↑ An overweight to equities and underweight exposure to fixed-income assets helped relative returns

↑ An overweight exposure to short-term U.S. Treasurys contributed to relative returns during the period

↑ On a sector basis, stock selection in the healthcare sector also contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/15	$10,000	$10,000	$10,000	$10,000
9/15	$9,892	$9,631	$9,638	$10,068
10/15	$10,316	$10,394	$10,394	$10,069
11/15	$10,299	$10,343	$10,308	$10,043
12/15	$10,199	$10,161	$10,122	$10,010
1/16	$9,990	$9,553	$9,512	$10,148
2/16	$9,815	$9,482	$9,446	$10,220
3/16	$10,090	$10,125	$10,147	$10,314
4/16	$10,266	$10,286	$10,296	$10,353
5/16	$10,349	$10,343	$10,309	$10,356
6/16	$10,333	$10,227	$10,247	$10,542
7/16	$10,675	$10,660	$10,688	$10,609
8/16	$10,717	$10,668	$10,724	$10,597
9/16	$10,767	$10,725	$10,790	$10,590
10/16	$10,608	$10,517	$10,607	$10,509
11/16	$10,633	$10,669	$10,688	$10,261
12/16	$10,800	$10,924	$10,918	$10,275
1/17	$11,001	$11,188	$11,217	$10,295
2/17	$11,193	$11,498	$11,532	$10,365
3/17	$11,260	$11,621	$11,673	$10,359
4/17	$11,335	$11,793	$11,855	$10,439
5/17	$11,410	$12,042	$12,116	$10,519
6/17	$11,460	$12,088	$12,172	$10,509
7/17	$11,719	$12,378	$12,512	$10,554
8/17	$11,719	$12,395	$12,560	$10,649
9/17	$11,878	$12,673	$12,802	$10,598
10/17	$12,070	$12,913	$13,068	$10,604
11/17	$12,162	$13,193	$13,321	$10,591
12/17	$12,300	$13,371	$13,536	$10,639
1/18	$12,850	$14,077	$14,299	$10,517
2/18	$12,418	$13,494	$13,699	$10,417
3/18	$12,206	$13,200	$13,406	$10,484
4/18	$12,130	$13,351	$13,534	$10,406
5/18	$12,291	$13,435	$13,551	$10,480
6/18	$12,156	$13,429	$13,477	$10,467
7/18	$12,435	$13,848	$13,884	$10,470
8/18	$12,528	$14,019	$13,993	$10,537
9/18	$12,554	$14,097	$14,054	$10,469
10/18	$11,758	$13,062	$13,000	$10,386
11/18	$11,902	$13,211	$13,191	$10,448
12/18	$11,276	$12,206	$12,262	$10,640
1/19	$11,665	$13,156	$13,230	$10,753
2/19	$11,847	$13,551	$13,584	$10,747
3/19	$11,959	$13,729	$13,754	$10,954
4/19	$12,097	$14,216	$14,219	$10,956
5/19	$11,769	$13,396	$13,375	$11,151
6/19	$12,123	$14,279	$14,251	$11,291
7/19	$12,123	$14,349	$14,293	$11,316
8/19	$12,132	$14,056	$13,954	$11,609
9/19	$12,158	$14,355	$14,247	$11,547
10/19	$12,270	$14,720	$14,637	$11,582
11/19	$12,400	$15,130	$14,995	$11,576
12/19	$12,587	$15,584	$15,523	$11,568
1/20	$12,641	$15,489	$15,351	$11,791
2/20	$12,363	$14,180	$14,111	$12,003
3/20	$11,772	$12,303	$12,206	$11,932
4/20	$12,265	$13,647	$13,514	$12,144
5/20	$12,471	$14,306	$14,102	$12,201
6/20	$12,596	$14,685	$14,552	$12,278
7/20	$12,954	$15,387	$15,322	$12,461
8/20	$13,241	$16,415	$16,260	$12,360
9/20	$13,044	$15,849	$15,735	$12,354
10/20	$12,838	$15,363	$15,353	$12,298
11/20	$13,474	$17,327	$17,245	$12,419
12/20	$13,690	$18,062	$18,046	$12,436
1/21	$13,571	$17,882	$17,964	$12,347
2/21	$13,727	$18,341	$18,380	$12,169
3/21	$13,937	$18,951	$18,871	$12,017
4/21	$14,212	$19,833	$19,696	$12,112
5/21	$14,386	$20,118	$20,003	$12,151
6/21	$14,395	$20,418	$20,266	$12,237
7/21	$14,331	$20,784	$20,406	$12,374
8/21	$14,478	$21,301	$20,916	$12,350
9/21	$14,102	$20,417	$20,052	$12,243
10/21	$14,414	$21,573	$21,076	$12,240
11/21	$14,194	$21,101	$20,568	$12,276
12/21	$14,525	$22,002	$21,391	$12,245
1/22	$14,151	$20,838	$20,341	$11,981
2/22	$13,892	$20,311	$19,815	$11,847
3/22	$13,882	$20,869	$20,244	$11,518
4/22	$13,211	$19,135	$18,624	$11,081
5/22	$13,259	$19,150	$18,646	$11,152
6/22	$12,683	$17,491	$17,074	$10,977
7/22	$13,096	$18,879	$18,266	$11,246
8/22	$12,606	$18,090	$17,594	$10,928
9/22	$11,781	$16,408	$15,910	$10,456
10/22	$11,810	$17,587	$16,870	$10,320
11/22	$12,530	$18,810	$18,178	$10,700
12/22	$12,263	$18,011	$17,463	$10,651
1/23	$12,772	$19,285	$18,715	$10,979
2/23	$12,378	$18,822	$18,178	$10,695
3/23	$12,791	$19,403	$18,739	$10,967
4/23	$12,916	$19,743	$19,008	$11,033
5/23	$12,676	$19,546	$18,804	$10,913
6/23	$12,829	$20,728	$19,896	$10,874
7/23	$12,887	$21,425	$20,625	$10,867
8/23	$12,637	$20,913	$20,048	$10,797
9/23	$12,110	$20,011	$19,219	$10,523
10/23	$11,822	$19,430	$18,641	$10,357
11/23	$12,493	$21,252	$20,362	$10,826
12/23	$12,971	$22,295	$21,340	$11,240
1/24	$12,893	$22,563	$21,465	$11,210
2/24	$13,039	$23,519	$22,386	$11,051
3/24	$13,273	$24,275	$23,089	$11,153
4/24	$12,932	$23,373	$22,327	$10,871
5/24	$13,312	$24,417	$23,234	$11,056
6/24	$13,467	$24,914	$23,752	$11,160
7/24	$13,779	$25,353	$24,135	$11,421
8/24	$13,964	$26,023	$24,748	$11,585
9/24	$14,139	$26,500	$25,323	$11,740
10/24	$13,837	$25,974	$24,754	$11,449
11/24	$14,159	$27,166	$25,680	$11,570
12/24	$13,830	$26,458	$25,072	$11,381
1/25	$14,007	$27,391	$25,914	$11,441
2/25	$14,047	$27,194	$25,758	$11,693
3/25	$13,771	$25,984	$24,740	$11,697
4/25	$13,879	$26,215	$24,971	$11,743
5/25	$14,145	$27,766	$26,406	$11,659
6/25	$14,500	$28,964	$27,592	$11,839
7/25	$14,480	$29,337	$27,966	$11,807
8/25	$14,922	$30,103	$28,656	$11,949

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.18%	2.09%	4.08%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.18%	2.09%	4.08%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.79%
Current Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	10.68%	6.93%	7.51%
Prior Blended Index (60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI)	8.15%	4.39%	5.65%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Effective August 18, 2025, the Fund changed its primary prospectus benchmark from the Bloomberg U.S. Aggregate Bond Index to the MSCI World Index and its benchmark from the Prior Blended Index to the Current Blended Index because the investment adviser believes they are more appropriate benchmarks for the Fund.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Material Change Date		Aug. 31, 2024
AssetsNet	$ 257,964,242
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 3,002,195
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,964,242
# of Portfolio Holdings	242
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$3,002,195

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	2.9%
Exchange-Traded Funds	44.7%
Common Stocks	52.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eaton Vance Total Return Bond ETF	15.2%
Eaton Vance Mortgage Opportunities ETF	11.0%
Vanguard Emerging Markets Government Bond ETF	5.2%
iShares Core MSCI Emerging Markets ETF	4.2%
SPDR Portfolio High Yield Bond ETF	3.4%
Vanguard Intermediate-Term Treasury ETF	3.0%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.9%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.6%
Total	51.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.85% of the Fund's daily net assets for Class C. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Name [Text Block]	Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.
Material Fund Change Expenses [Text Block]

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.85% of the Fund's daily net assets for Class C. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Adviser [Text Block]

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000104754
Shareholder Report [Line Items]
Fund Name	Eaton Vance All Asset Strategy Fund
Class Name	Class I
Trading Symbol	EIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance All Asset Strategy Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to 60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI Index (9/1/24-8/17/25) and 60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index (8/18/25-8/31/25):

↓ Stock selection in equities – mainly selection in large-cap stocks, and an overweight to small-cap stocks – detracted from returns

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, an underweight exposure to, and stock selection in the information technology sector detracted from returns

↑ An overweight to equities and underweight exposure to fixed-income assets helped relative returns

↑ An overweight exposure to short-term U.S. Treasurys contributed to relative returns during the period

↑ On a sector basis, stock selection in the healthcare sector also contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index	MSCI ACWI Index	Bloomberg U.S. Aggregate Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/15	$991,064	$963,116	$963,771	$1,006,764
10/15	$1,033,306	$1,039,437	$1,039,410	$1,006,931
11/15	$1,033,306	$1,034,265	$1,030,828	$1,004,271
12/15	$1,023,213	$1,016,085	$1,012,239	$1,001,026
1/16	$1,003,409	$955,299	$951,190	$1,014,801
2/16	$986,906	$948,189	$944,643	$1,022,000
3/16	$1,014,961	$1,012,532	$1,014,650	$1,031,377
4/16	$1,033,940	$1,028,554	$1,029,628	$1,035,336
5/16	$1,043,842	$1,034,331	$1,030,929	$1,035,601
6/16	$1,042,192	$1,022,741	$1,024,684	$1,054,209
7/16	$1,077,674	$1,065,950	$1,068,844	$1,060,874
8/16	$1,083,451	$1,066,836	$1,072,438	$1,059,661
9/16	$1,089,227	$1,072,503	$1,079,011	$1,059,040
10/16	$1,074,374	$1,051,747	$1,060,697	$1,050,939
11/16	$1,076,849	$1,066,870	$1,068,758	$1,026,081
12/16	$1,095,527	$1,092,399	$1,091,845	$1,027,528
1/17	$1,116,307	$1,118,764	$1,121,699	$1,029,544
2/17	$1,137,087	$1,149,802	$1,153,164	$1,036,464
3/17	$1,145,399	$1,162,050	$1,167,272	$1,035,920
4/17	$1,153,711	$1,179,256	$1,185,463	$1,043,914
5/17	$1,162,023	$1,204,203	$1,211,642	$1,051,949
6/17	$1,167,841	$1,208,836	$1,217,151	$1,050,891
7/17	$1,195,271	$1,237,766	$1,251,167	$1,055,413
8/17	$1,196,102	$1,239,509	$1,255,960	$1,064,880
9/17	$1,213,558	$1,267,329	$1,280,225	$1,059,808
10/17	$1,234,338	$1,291,279	$1,306,810	$1,060,422
11/17	$1,245,143	$1,319,258	$1,332,107	$1,059,061
12/17	$1,259,950	$1,337,099	$1,353,583	$1,063,921
1/18	$1,317,801	$1,407,698	$1,429,947	$1,051,668
2/18	$1,274,413	$1,349,381	$1,369,892	$1,041,699
3/18	$1,253,144	$1,319,969	$1,340,567	$1,048,379
4/18	$1,246,338	$1,335,137	$1,353,369	$1,040,582
5/18	$1,264,204	$1,343,504	$1,355,059	$1,048,009
6/18	$1,251,443	$1,342,863	$1,347,721	$1,046,720
7/18	$1,281,219	$1,384,805	$1,388,363	$1,046,968
8/18	$1,292,278	$1,401,939	$1,399,271	$1,053,705
9/18	$1,295,681	$1,409,746	$1,405,361	$1,046,920
10/18	$1,214,861	$1,306,231	$1,300,045	$1,038,647
11/18	$1,230,174	$1,321,070	$1,319,058	$1,044,847
12/18	$1,166,445	$1,220,618	$1,226,151	$1,064,042
1/19	$1,207,572	$1,315,589	$1,322,967	$1,075,342
2/19	$1,227,698	$1,355,149	$1,358,353	$1,074,719
3/19	$1,240,824	$1,372,948	$1,375,436	$1,095,355
4/19	$1,254,825	$1,421,632	$1,421,878	$1,095,636
5/19	$1,222,448	$1,339,602	$1,337,534	$1,115,085
6/19	$1,260,075	$1,427,875	$1,425,115	$1,129,088
7/19	$1,261,825	$1,434,948	$1,429,291	$1,131,572
8/19	$1,263,576	$1,405,597	$1,395,385	$1,160,893
9/19	$1,267,951	$1,435,509	$1,424,746	$1,154,710
10/19	$1,280,202	$1,472,039	$1,463,739	$1,158,188
11/19	$1,295,077	$1,513,036	$1,499,471	$1,157,598
12/19	$1,316,033	$1,558,364	$1,552,275	$1,156,792
1/20	$1,322,440	$1,548,879	$1,535,129	$1,179,053
2/20	$1,294,069	$1,417,959	$1,411,137	$1,200,275
3/20	$1,233,667	$1,230,303	$1,220,629	$1,193,211
4/20	$1,285,832	$1,364,706	$1,351,389	$1,214,422
5/20	$1,308,712	$1,430,633	$1,410,162	$1,220,076
6/20	$1,322,440	$1,468,474	$1,455,220	$1,227,762
7/20	$1,360,877	$1,538,728	$1,532,183	$1,246,101
8/20	$1,392,909	$1,641,537	$1,625,960	$1,236,043
9/20	$1,373,690	$1,584,906	$1,573,534	$1,235,365
10/20	$1,352,641	$1,536,289	$1,535,283	$1,229,849
11/20	$1,420,364	$1,732,721	$1,724,527	$1,241,916
12/20	$1,445,292	$1,806,183	$1,804,596	$1,243,628
1/21	$1,433,020	$1,788,231	$1,796,388	$1,234,711
2/21	$1,451,900	$1,834,054	$1,837,999	$1,216,881
3/21	$1,474,557	$1,895,077	$1,887,091	$1,201,686
4/21	$1,504,765	$1,983,274	$1,969,599	$1,211,180
5/21	$1,524,590	$2,011,844	$2,000,251	$1,215,137
6/21	$1,527,422	$2,041,834	$2,026,612	$1,223,674
7/21	$1,521,758	$2,078,405	$2,040,574	$1,237,356
8/21	$1,538,750	$2,130,133	$2,091,648	$1,235,000
9/21	$1,499,101	$2,041,689	$2,005,242	$1,224,308
10/21	$1,534,030	$2,157,331	$2,107,597	$1,223,970
11/21	$1,511,373	$2,110,057	$2,056,845	$1,227,591
12/21	$1,548,744	$2,200,242	$2,139,120	$1,224,450
1/22	$1,509,826	$2,083,825	$2,034,063	$1,198,071
2/22	$1,483,880	$2,031,122	$1,981,528	$1,184,705
3/22	$1,483,880	$2,086,863	$2,024,446	$1,151,791
4/22	$1,413,029	$1,913,501	$1,862,406	$1,108,083
5/22	$1,419,017	$1,914,950	$1,864,585	$1,115,228
6/22	$1,359,143	$1,749,073	$1,707,408	$1,097,732
7/22	$1,404,048	$1,887,943	$1,826,640	$1,124,555
8/22	$1,353,155	$1,809,012	$1,759,393	$1,092,778
9/22	$1,265,340	$1,640,847	$1,590,967	$1,045,563
10/22	$1,270,329	$1,758,681	$1,686,977	$1,032,021
11/22	$1,348,166	$1,880,962	$1,817,825	$1,069,974
12/22	$1,320,669	$1,801,083	$1,746,292	$1,065,148
1/23	$1,376,160	$1,928,521	$1,871,461	$1,097,916
2/23	$1,334,794	$1,882,162	$1,817,825	$1,069,529
3/23	$1,381,204	$1,940,320	$1,873,873	$1,096,698
4/23	$1,395,329	$1,974,333	$1,900,805	$1,103,344
5/23	$1,371,115	$1,954,622	$1,880,447	$1,091,330
6/23	$1,388,267	$2,072,834	$1,989,627	$1,087,438
7/23	$1,395,329	$2,142,466	$2,062,463	$1,086,680
8/23	$1,369,097	$2,091,291	$2,004,830	$1,079,739
9/23	$1,313,607	$2,001,077	$1,921,929	$1,052,301
10/23	$1,284,348	$1,943,014	$1,864,142	$1,035,695
11/23	$1,357,999	$2,125,175	$2,036,195	$1,082,597
12/23	$1,410,542	$2,229,509	$2,134,001	$1,124,038
1/24	$1,404,333	$2,256,264	$2,146,511	$1,120,951
2/24	$1,420,891	$2,351,925	$2,238,625	$1,105,114
3/24	$1,446,763	$2,427,503	$2,308,911	$1,115,319
4/24	$1,411,577	$2,337,334	$2,232,733	$1,087,147
5/24	$1,452,972	$2,441,701	$2,323,413	$1,105,578
6/24	$1,471,600	$2,491,384	$2,375,160	$1,116,045
7/24	$1,507,821	$2,535,289	$2,413,465	$1,142,112
8/24	$1,528,518	$2,602,298	$2,474,759	$1,158,524
9/24	$1,549,216	$2,649,956	$2,532,250	$1,174,036
10/24	$1,518,169	$2,597,389	$2,475,409	$1,144,922
11/24	$1,553,355	$2,716,574	$2,567,999	$1,157,027
12/24	$1,518,893	$2,645,779	$2,507,210	$1,138,091
1/25	$1,540,077	$2,739,145	$2,591,367	$1,144,129
2/25	$1,545,373	$2,719,430	$2,575,756	$1,169,302
3/25	$1,515,716	$2,598,360	$2,474,001	$1,169,742
4/25	$1,529,485	$2,621,452	$2,497,075	$1,174,339
5/25	$1,560,202	$2,776,620	$2,640,604	$1,165,931
6/25	$1,600,452	$2,896,440	$2,759,170	$1,183,858
7/25	$1,600,452	$2,933,725	$2,796,590	$1,180,736
8/25	$1,624,813	$3,010,252	$2,865,640	$1,194,858

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class I	6.30%	3.13%	4.97%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.79%
Current Blended Index (60% MSCI ACWI Index/40% Bloomberg U.S. Aggregate Bond Index)	10.68%	6.93%	7.51%
Prior Blended Index (60% Bloomberg U.S. Aggregate Bond Index/40% MSCI ACWI)	8.15%	4.39%	5.65%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Effective August 18, 2025, the Fund changed its primary prospectus benchmark from the Bloomberg U.S. Aggregate Bond Index to the MSCI World Index and its benchmark from the Prior Blended Index to the Current Blended Index because the investment adviser believes they are more appropriate benchmarks for the Fund.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Material Change Date		Aug. 31, 2024
AssetsNet	$ 257,964,242
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 3,002,195
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,964,242
# of Portfolio Holdings	242
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$3,002,195

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	2.9%
Exchange-Traded Funds	44.7%
Common Stocks	52.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eaton Vance Total Return Bond ETF	15.2%
Eaton Vance Mortgage Opportunities ETF	11.0%
Vanguard Emerging Markets Government Bond ETF	5.2%
iShares Core MSCI Emerging Markets ETF	4.2%
SPDR Portfolio High Yield Bond ETF	3.4%
Vanguard Intermediate-Term Treasury ETF	3.0%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.9%
Apple, Inc.	2.4%
Amazon.com, Inc.	1.6%
Total	51.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 0.85% of the Fund's daily net assets for Class I. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Name [Text Block]	Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.
Material Fund Change Expenses [Text Block]

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 0.85% of the Fund's daily net assets for Class I. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Adviser [Text Block]

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000092730
Shareholder Report [Line Items]
Fund Name	Eaton Vance Equity Strategy Fund
Class Name	Class A
Trading Symbol	ERBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Selection in large-cap stocks and an overweight exposure to small-cap stocks detracted from returns during the period

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, stock selection in the financials sector detracted from returns

↑ Selection in mid-cap stocks contributed to returns during the period

↑ Stock selection in the UK and an underweight allocation to Japan also contributed to returns

↑ On a sector basis, stock selection in the energy sector and an underweight allocation to the real estate sector contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI ACWI Index
8/15	$9,475	$10,000
9/15	$9,271	$9,638
10/15	$9,910	$10,394
11/15	$9,924	$10,308
12/15	$9,756	$10,122
1/16	$9,430	$9,512
2/16	$9,188	$9,446
3/16	$9,576	$10,147
4/16	$9,722	$10,296
5/16	$9,874	$10,309
6/16	$9,756	$10,247
7/16	$10,172	$10,688
8/16	$10,269	$10,724
9/16	$10,332	$10,790
10/16	$10,172	$10,607
11/16	$10,484	$10,688
12/16	$10,702	$10,918
1/17	$10,946	$11,217
2/17	$11,218	$11,532
3/17	$11,318	$11,673
4/17	$11,440	$11,855
5/17	$11,540	$12,116
6/17	$11,626	$12,172
7/17	$11,992	$12,512
8/17	$11,977	$12,560
9/17	$12,242	$12,802
10/17	$12,565	$13,068
11/17	$12,751	$13,321
12/17	$12,918	$13,536
1/18	$13,742	$14,299
2/18	$13,167	$13,699
3/18	$12,887	$13,406
4/18	$12,759	$13,534
5/18	$13,046	$13,551
6/18	$12,865	$13,477
7/18	$13,235	$13,884
8/18	$13,296	$13,993
9/18	$13,318	$14,054
10/18	$12,169	$13,000
11/18	$12,457	$13,191
12/18	$11,374	$12,262
1/19	$12,146	$13,230
2/19	$12,512	$13,584
3/19	$12,774	$13,754
4/19	$13,093	$14,219
5/19	$12,385	$13,375
6/19	$13,093	$14,251
7/19	$13,116	$14,293
8/19	$13,124	$13,954
9/19	$13,236	$14,247
10/19	$13,506	$14,637
11/19	$13,824	$14,995
12/19	$14,258	$15,523
1/20	$14,241	$15,351
2/20	$13,303	$14,111
3/20	$12,019	$12,206
4/20	$13,026	$13,514
5/20	$13,599	$14,102
6/20	$13,842	$14,552
7/20	$14,631	$15,322
8/20	$15,473	$16,260
9/20	$14,944	$15,735
10/20	$14,579	$15,353
11/20	$15,976	$17,245
12/20	$16,568	$18,046
1/21	$16,399	$17,964
2/21	$17,039	$18,380
3/21	$17,662	$18,871
4/21	$18,347	$19,696
5/21	$18,747	$20,003
6/21	$18,747	$20,266
7/21	$18,613	$20,406
8/21	$18,987	$20,916
9/21	$18,213	$20,052
10/21	$19,049	$21,076
11/21	$18,587	$20,568
12/21	$19,422	$21,391
1/22	$18,839	$20,341
2/22	$18,377	$19,815
3/22	$18,628	$20,244
4/22	$17,312	$18,624
5/22	$17,432	$18,646
6/22	$16,237	$17,074
7/22	$17,091	$18,266
8/22	$16,427	$17,594
9/22	$14,880	$15,910
10/22	$15,714	$16,870
11/22	$17,070	$18,178
12/22	$16,518	$17,463
1/23	$17,335	$18,715
2/23	$16,773	$18,178
3/23	$17,505	$18,739
4/23	$17,856	$19,008
5/23	$17,399	$18,804
6/23	$18,153	$19,896
7/23	$18,737	$20,625
8/23	$18,142	$20,048
9/23	$17,272	$19,219
10/23	$16,868	$18,641
11/23	$18,110	$20,362
12/23	$18,887	$21,340
1/24	$18,726	$21,465
2/24	$19,533	$22,386
3/24	$20,155	$23,089
4/24	$19,659	$22,327
5/24	$20,524	$23,234
6/24	$20,858	$23,752
7/24	$21,399	$24,135
8/24	$21,711	$24,748
9/24	$21,987	$25,323
10/24	$21,595	$24,754
11/24	$22,448	$25,680
12/24	$21,661	$25,072
1/25	$22,187	$25,914
2/25	$21,888	$25,758
3/25	$21,062	$24,740
4/25	$21,182	$24,971
5/25	$22,319	$26,406
6/25	$23,157	$27,592
7/25	$23,336	$27,966
8/25	$23,783	$28,656

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	9.53%	8.97%	9.63%
Class A with 5.25% Maximum Sales Charge	3.80%	7.80%	9.04%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Material Change Date		Aug. 31, 2024
AssetsNet	$ 469,696,648
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 5,604,726
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$469,696,648
# of Portfolio Holdings	236
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,604,726

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.6%
Materials	1.8%
Energy	2.0%
Utilities	2.2%
Short-Term Investments	3.1%
Consumer Staples	4.4%
Communication Services	7.6%
Health Care	8.1%
Consumer Discretionary	9.0%
Exchange-Traded Funds	9.7%
Industrials	10.5%
Financials	17.8%
Information Technology	23.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core MSCI Emerging Markets ETF	6.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.8%
Apple, Inc.	4.0%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
iShares MSCI Taiwan ETF	1.5%
Tesla, Inc.	1.1%
Total	31.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.10% of the Fund's daily net assets for Class A. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Name [Text Block]	Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.
Material Fund Change Expenses [Text Block]

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.10% of the Fund's daily net assets for Class A. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Adviser [Text Block]

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000092731
Shareholder Report [Line Items]
Fund Name	Eaton Vance Equity Strategy Fund
Class Name	Class C
Trading Symbol	ERBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.95%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Selection in large-cap stocks and an overweight exposure to small-cap stocks detracted from returns during the period

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, stock selection in the financials sector detracted from returns

↑ Selection in mid-cap stocks contributed to returns during the period

↑ Stock selection in the UK and an underweight allocation to Japan also contributed to returns

↑ On a sector basis, stock selection in the energy sector and an underweight allocation to the real estate sector contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI ACWI Index
8/15	$10,000	$10,000
9/15	$9,782	$9,638
10/15	$10,451	$10,394
11/15	$10,451	$10,308
12/15	$10,274	$10,122
1/16	$9,928	$9,512
2/16	$9,662	$9,446
3/16	$10,067	$10,147
4/16	$10,215	$10,296
5/16	$10,362	$10,309
6/16	$10,237	$10,247
7/16	$10,664	$10,688
8/16	$10,760	$10,724
9/16	$10,819	$10,790
10/16	$10,642	$10,607
11/16	$10,966	$10,688
12/16	$11,184	$10,918
1/17	$11,433	$11,217
2/17	$11,713	$11,532
3/17	$11,811	$11,673
4/17	$11,932	$11,855
5/17	$12,030	$12,116
6/17	$12,105	$12,172
7/17	$12,483	$12,512
8/17	$12,460	$12,560
9/17	$12,725	$12,802
10/17	$13,049	$13,068
11/17	$13,231	$13,321
12/17	$13,401	$13,536
1/18	$14,247	$14,299
2/18	$13,638	$13,699
3/18	$13,346	$13,406
4/18	$13,203	$13,534
5/18	$13,488	$13,551
6/18	$13,290	$13,477
7/18	$13,670	$13,884
8/18	$13,725	$13,993
9/18	$13,733	$14,054
10/18	$12,539	$13,000
11/18	$12,831	$13,191
12/18	$11,711	$12,262
1/19	$12,490	$13,230
2/19	$12,864	$13,584
3/19	$13,129	$13,754
4/19	$13,444	$14,219
5/19	$12,706	$13,375
6/19	$13,428	$14,251
7/19	$13,444	$14,293
8/19	$13,444	$13,954
9/19	$13,552	$14,247
10/19	$13,826	$14,637
11/19	$14,133	$14,995
12/19	$14,575	$15,523
1/20	$14,548	$15,351
2/20	$13,577	$14,111
3/20	$12,256	$12,206
4/20	$13,272	$13,514
5/20	$13,856	$14,102
6/20	$14,089	$14,552
7/20	$14,889	$15,322
8/20	$15,725	$16,260
9/20	$15,186	$15,735
10/20	$14,808	$15,353
11/20	$16,210	$17,245
12/20	$16,800	$18,046
1/21	$16,626	$17,964
2/21	$17,259	$18,380
3/21	$17,873	$18,871
4/21	$18,561	$19,696
5/21	$18,946	$20,003
6/21	$18,937	$20,266
7/21	$18,799	$20,406
8/21	$19,166	$20,916
9/21	$18,368	$20,052
10/21	$19,203	$21,076
11/21	$18,717	$20,568
12/21	$19,548	$21,391
1/22	$18,951	$20,341
2/22	$18,477	$19,815
3/22	$18,714	$20,244
4/22	$17,386	$18,624
5/22	$17,489	$18,646
6/22	$16,285	$17,074
7/22	$17,129	$18,266
8/22	$16,449	$17,594
9/22	$14,895	$15,910
10/22	$15,718	$16,870
11/22	$17,067	$18,178
12/22	$16,500	$17,463
1/23	$17,312	$18,715
2/23	$16,738	$18,178
3/23	$17,453	$18,739
4/23	$17,799	$19,008
5/23	$17,334	$18,804
6/23	$18,059	$19,896
7/23	$18,633	$20,625
8/23	$18,027	$20,048
9/23	$17,160	$19,219
10/23	$16,749	$18,641
11/23	$17,973	$20,362
12/23	$18,722	$21,340
1/24	$18,559	$21,465
2/24	$19,341	$22,386
3/24	$19,948	$23,089
4/24	$19,446	$22,327
5/24	$20,286	$23,234
6/24	$20,613	$23,752
7/24	$21,127	$24,135
8/24	$21,418	$24,748
9/24	$21,675	$25,323
10/24	$21,278	$24,754
11/24	$22,107	$25,680
12/24	$21,320	$25,072
1/25	$21,827	$25,914
2/25	$21,513	$25,758
3/25	$20,694	$24,740
4/25	$20,790	$24,971
5/25	$21,899	$26,406
6/25	$22,706	$27,592
7/25	$22,863	$27,966
8/25	$23,627	$28,656

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	8.71%	8.16%	8.97%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	7.71%	8.16%	8.97%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Material Change Date		Aug. 31, 2024
AssetsNet	$ 469,696,648
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 5,604,726
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$469,696,648
# of Portfolio Holdings	236
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,604,726

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.6%
Materials	1.8%
Energy	2.0%
Utilities	2.2%
Short-Term Investments	3.1%
Consumer Staples	4.4%
Communication Services	7.6%
Health Care	8.1%
Consumer Discretionary	9.0%
Exchange-Traded Funds	9.7%
Industrials	10.5%
Financials	17.8%
Information Technology	23.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core MSCI Emerging Markets ETF	6.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.8%
Apple, Inc.	4.0%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
iShares MSCI Taiwan ETF	1.5%
Tesla, Inc.	1.1%
Total	31.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.85% of the Fund's daily net assets for Class C. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Name [Text Block]	Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.
Material Fund Change Expenses [Text Block]

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 1.85% of the Fund's daily net assets for Class C. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Adviser [Text Block]

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000092732
Shareholder Report [Line Items]
Fund Name	Eaton Vance Equity Strategy Fund
Class Name	Class I
Trading Symbol	ERBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Equity Strategy Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI ACWI Index (the Index):

↓ Selection in large-cap stocks and an overweight exposure to small-cap stocks detracted from returns during the period

↓ Stock selection in the U.S. and an overweight exposure to emerging markets (ex. China) also hurt returns during the period

↓ On a sector basis, stock selection in the financials sector detracted from returns

↑ Selection in mid-cap stocks contributed to returns during the period

↑ Stock selection in the UK and an underweight allocation to Japan also contributed to returns

↑ On a sector basis, stock selection in the energy sector and an underweight allocation to the real estate sector contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI ACWI Index
8/15	$1,000,000	$1,000,000
9/15	$978,525	$963,771
10/15	$1,047,244	$1,039,410
11/15	$1,047,960	$1,030,828
12/15	$1,031,066	$1,012,239
1/16	$996,649	$951,190
2/16	$971,019	$944,643
3/16	$1,012,759	$1,014,650
4/16	$1,028,137	$1,029,628
5/16	$1,044,248	$1,030,929
6/16	$1,031,799	$1,024,684
7/16	$1,076,469	$1,068,844
8/16	$1,086,721	$1,072,438
9/16	$1,093,311	$1,079,011
10/16	$1,076,469	$1,060,697
11/16	$1,110,154	$1,068,758
12/16	$1,134,022	$1,091,845
1/17	$1,159,054	$1,121,699
2/17	$1,188,638	$1,153,164
3/17	$1,199,257	$1,167,272
4/17	$1,212,911	$1,185,463
5/17	$1,224,289	$1,211,642
6/17	$1,232,633	$1,217,151
7/17	$1,272,077	$1,251,167
8/17	$1,271,319	$1,255,960
9/17	$1,299,385	$1,280,225
10/17	$1,333,519	$1,306,810
11/17	$1,353,241	$1,332,107
12/17	$1,371,287	$1,353,583
1/18	$1,459,550	$1,429,947
2/18	$1,398,569	$1,369,892
3/18	$1,368,880	$1,340,567
4/18	$1,356,042	$1,353,369
5/18	$1,386,533	$1,355,059
6/18	$1,367,275	$1,347,721
7/18	$1,407,395	$1,388,363
8/18	$1,414,616	$1,399,271
9/18	$1,416,221	$1,405,361
10/18	$1,294,258	$1,300,045
11/18	$1,325,551	$1,319,058
12/18	$1,210,760	$1,226,151
1/19	$1,292,888	$1,322,967
2/19	$1,332,682	$1,358,353
3/19	$1,360,623	$1,375,436
4/19	$1,394,490	$1,421,878
5/19	$1,319,135	$1,337,534
6/19	$1,395,337	$1,425,115
7/19	$1,397,877	$1,429,291
8/19	$1,399,570	$1,395,385
9/19	$1,411,424	$1,424,746
10/19	$1,441,058	$1,463,739
11/19	$1,474,925	$1,499,471
12/19	$1,521,527	$1,552,275
1/20	$1,520,601	$1,535,129
2/20	$1,420,586	$1,411,137
3/20	$1,282,602	$1,220,629
4/20	$1,390,952	$1,351,389
5/20	$1,452,998	$1,410,162
6/20	$1,478,928	$1,455,220
7/20	$1,563,200	$1,532,183
8/20	$1,653,029	$1,625,960
9/20	$1,597,465	$1,573,534
10/20	$1,559,496	$1,535,283
11/20	$1,708,593	$1,724,527
12/20	$1,772,241	$1,804,596
1/21	$1,755,128	$1,796,388
2/21	$1,823,583	$1,837,999
3/21	$1,890,137	$1,887,091
4/21	$1,964,298	$1,969,599
5/21	$2,007,082	$2,000,251
6/21	$2,008,033	$2,026,612
7/21	$1,993,772	$2,040,574
8/21	$2,034,655	$2,091,648
9/21	$1,951,938	$2,005,242
10/21	$2,042,261	$2,107,597
11/21	$1,991,870	$2,056,845
12/21	$2,082,207	$2,139,120
1/22	$2,020,839	$2,034,063
2/22	$1,971,314	$1,981,528
3/22	$1,999,307	$2,024,446
4/22	$1,858,268	$1,862,406
5/22	$1,871,187	$1,864,585
6/22	$1,743,068	$1,707,408
7/22	$1,835,659	$1,826,640
8/22	$1,764,601	$1,759,393
9/22	$1,598,799	$1,590,967
10/22	$1,689,237	$1,686,977
11/22	$1,834,582	$1,817,825
12/22	$1,775,014	$1,746,292
1/23	$1,863,993	$1,871,461
2/23	$1,803,533	$1,817,825
3/23	$1,882,245	$1,873,873
4/23	$1,921,031	$1,900,805
5/23	$1,873,119	$1,880,447
6/23	$1,952,972	$1,989,627
7/23	$2,016,854	$2,062,463
8/23	$1,952,972	$2,004,830
9/23	$1,860,571	$1,921,929
10/23	$1,817,222	$1,864,142
11/23	$1,951,831	$2,036,195
12/23	$2,034,369	$2,134,001
1/24	$2,018,233	$2,146,511
2/24	$2,105,119	$2,238,625
3/24	$2,173,387	$2,308,911
4/24	$2,120,014	$2,232,733
5/24	$2,214,347	$2,323,413
6/24	$2,251,584	$2,375,160
7/24	$2,309,921	$2,413,465
8/24	$2,343,434	$2,474,759
9/24	$2,373,224	$2,532,250
10/24	$2,331,022	$2,475,409
11/24	$2,424,114	$2,567,999
12/24	$2,340,300	$2,507,210
1/25	$2,398,452	$2,591,367
2/25	$2,364,853	$2,575,756
3/25	$2,276,978	$2,474,001
4/25	$2,289,901	$2,497,075
5/25	$2,413,959	$2,640,604
6/25	$2,504,418	$2,759,170
7/25	$2,525,094	$2,796,590
8/25	$2,572,908	$2,865,640

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	9.79%	9.25%	9.90%
MSCI ACWI Index (net of foreign withholding taxes)	15.79%	11.99%	11.09%
Footnote	Description
Footnote[1]	Performance prior to August 18, 2025 reflects the Fund’s performance under its former principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Material Change Date		Aug. 31, 2024
AssetsNet	$ 469,696,648
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 5,604,726
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$469,696,648
# of Portfolio Holdings	236
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,604,726

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.6%
Materials	1.8%
Energy	2.0%
Utilities	2.2%
Short-Term Investments	3.1%
Consumer Staples	4.4%
Communication Services	7.6%
Health Care	8.1%
Consumer Discretionary	9.0%
Exchange-Traded Funds	9.7%
Industrials	10.5%
Financials	17.8%
Information Technology	23.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core MSCI Emerging Markets ETF	6.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.8%
Apple, Inc.	4.0%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.6%
iShares MSCI Taiwan ETF	1.5%
Tesla, Inc.	1.1%
Total	31.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 0.85% of the Fund's daily net assets for Class I. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Name [Text Block]	Effective August 18, 2025 and February 3, 2025, the name of the Fund was changed.
Material Fund Change Expenses [Text Block]

Effective August 18, 2025, the investment adviser and administration fee is computed at an annual rate of 0.75% (0.85% prior to August 18, 2025) of the Fund's average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more. Effective August 18, 2025, the investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses exceed 0.85% of the Fund's daily net assets for Class I. This agreement may be changed or terminated after January 1, 2027.

Material Fund Change Adviser [Text Block]

Effective August 18, 2025, (1) Richard Bernstein Advisors LLC was no longer the sub-adviser to the Fund, (2) Eaton Vance Management continues to serve as the adviser to the Fund, with Jim Caron and Schuyler Hooper as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014185
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class A
Trading Symbol	EVCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$185	1.50%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An underweight position in Alibaba detracted as the stock rose on investor enthusiasm over potential growth of its cloud business and AI-related services

↓ An underweight position in toymaker Pop Mart as the stock rallied on the success of its Labubu doll blind boxes

↓ An overweight position in China State Construction International due to slower loan growth, increased credit provisions and macroeconomic uncertainty

↓ On a sector basis, stock selection in consumer discretionary, an underweight to information technology, and stock selection in consumer staples hurt returns

↑ An overweight position in container shipping company T.S. Lines which rallied on strong revenues and strategic expansions. No longer held as of August 31, 2025

↑ An overweight position in pharmaceutical company WuXi Biologics contributed as the stock rose on robust pipeline and global manufacturing expansion

↑ An overweight allocation to Luckin Coffee, rose in value on strong earnings and revenue growth and global store expansions. No longer held as of August 31, 2025

↑ On a sector basis, stock selection in industrials, underweight to and stock selection in energy, and underweight to utilities helped performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI China Index
8/15	$9,475	$10,000
9/15	$9,381	$9,807
10/15	$10,037	$10,697
11/15	$9,978	$10,336
12/15	$9,838	$10,202
1/16	$8,938	$8,904
2/16	$8,745	$8,679
3/16	$9,576	$9,712
4/16	$9,409	$9,693
5/16	$9,425	$9,620
6/16	$9,733	$9,723
7/16	$10,225	$10,062
8/16	$10,659	$10,804
9/16	$10,989	$11,077
10/16	$10,685	$10,862
11/16	$10,502	$10,732
12/16	$10,008	$10,293
1/17	$10,568	$10,992
2/17	$10,885	$11,381
3/17	$11,265	$11,624
4/17	$11,640	$11,934
5/17	$12,120	$12,563
6/17	$12,410	$12,853
7/17	$13,044	$13,995
8/17	$13,450	$14,585
9/17	$13,477	$14,736
10/17	$14,026	$15,322
11/17	$14,453	$15,561
12/17	$14,951	$15,859
1/18	$16,154	$17,839
2/18	$15,422	$16,697
3/18	$15,281	$16,147
4/18	$15,016	$16,143
5/18	$15,464	$16,440
6/18	$15,128	$15,582
7/18	$14,921	$15,193
8/18	$14,485	$14,616
9/18	$14,384	$14,412
10/18	$12,928	$12,759
11/18	$13,665	$13,694
12/18	$13,460	$12,865
1/19	$14,411	$14,288
2/19	$15,007	$14,781
3/19	$15,654	$15,141
4/19	$15,751	$15,478
5/19	$14,638	$13,453
6/19	$15,518	$14,533
7/19	$15,298	$14,454
8/19	$15,013	$13,849
9/19	$14,981	$13,846
10/19	$15,732	$14,405
11/19	$15,609	$14,662
12/19	$16,588	$15,883
1/20	$15,853	$15,120
2/20	$15,913	$15,267
3/20	$14,449	$14,260
4/20	$15,526	$15,161
5/20	$15,378	$15,086
6/20	$16,374	$16,441
7/20	$17,470	$17,994
8/20	$18,232	$19,015
9/20	$17,731	$18,495
10/20	$18,165	$19,474
11/20	$19,355	$20,014
12/20	$20,758	$20,568
1/21	$21,774	$22,082
2/21	$21,869	$21,853
3/21	$21,501	$20,480
4/21	$21,810	$20,764
5/21	$22,282	$20,924
6/21	$21,457	$20,944
7/21	$19,919	$18,045
8/21	$19,779	$18,046
9/21	$19,109	$17,139
10/21	$19,322	$17,680
11/21	$18,756	$16,624
12/21	$18,757	$16,100
1/22	$18,277	$15,625
2/22	$17,355	$15,016
3/22	$15,233	$13,815
4/22	$14,683	$13,251
5/22	$15,001	$13,407
6/22	$15,829	$14,287
7/22	$14,676	$12,930
8/22	$14,621	$12,959
9/22	$12,732	$11,073
10/22	$10,432	$9,211
11/22	$13,963	$11,948
12/22	$14,500	$12,569
1/23	$16,166	$14,050
2/23	$14,738	$12,593
3/23	$14,713	$13,161
4/23	$13,974	$12,483
5/23	$12,422	$11,430
6/23	$12,825	$11,883
7/23	$14,015	$13,162
8/23	$12,973	$11,983
9/23	$12,365	$11,653
10/23	$12,053	$11,157
11/23	$12,480	$11,438
12/23	$11,988	$11,162
1/24	$10,330	$9,978
2/24	$10,918	$10,815
3/24	$11,025	$10,917
4/24	$11,685	$11,637
5/24	$12,122	$11,916
6/24	$11,934	$11,691
7/24	$11,391	$11,536
8/24	$11,310	$11,652
9/24	$13,485	$14,437
10/24	$13,004	$13,583
11/24	$12,523	$12,981
12/24	$13,102	$13,330
1/25	$13,311	$13,452
2/25	$14,414	$15,035
3/25	$15,006	$15,332
4/25	$14,277	$14,678
5/25	$14,723	$15,080
6/25	$15,243	$15,640
7/25	$15,689	$16,391
8/25	$16,540	$17,201

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	46.20%	(1.93)%	5.72%
Class A with 5.25% Maximum Sales Charge	38.56%	(2.98)%	5.16%
MSCI China Index (net of foreign withholding taxes)	47.62%	(1.98)%	5.57%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Material Change Date		Aug. 31, 2024
AssetsNet	$ 42,622,377
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 105,800
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,622,377
# of Portfolio Holdings	49
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$105,800

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.8%
Real Estate	1.4%
Consumer Staples	2.2%
Materials	2.2%
Health Care	2.4%
Energy	2.9%
Short-Term Investments	4.3%
Industrials	5.1%
Information Technology	7.2%
Financials	20.5%
Consumer Discretionary	23.6%
Communication Services	27.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.6%
China Construction Bank Corp., Class H	7.4%
Alibaba Group Holding Ltd.	6.3%
Xiaomi Corp., Class B	4.9%
Trip.com Group Ltd.	4.0%
PDD Holdings, Inc. ADR	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.7%
BYD Co. Ltd., Class H	2.4%
PICC Property & Casualty Co. Ltd., Class H	2.3%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 31, 2025, the name of the Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Material Fund Change Strategies [Text Block]	Effective March 31, 2025, the name of the Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund’s principal investment strategy changed.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014187
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class C
Trading Symbol	ECCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$276	2.25%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An underweight position in Alibaba detracted as the stock rose on investor enthusiasm over potential growth of its cloud business and AI-related services

↓ An underweight position in toymaker Pop Mart as the stock rallied on the success of its Labubu doll blind boxes

↓ An overweight position in China State Construction International due to slower loan growth, increased credit provisions and macroeconomic uncertainty

↓ On a sector basis, stock selection in consumer discretionary, an underweight to information technology, and stock selection in consumer staples hurt returns

↑ An overweight position in container shipping company T.S. Lines which rallied on strong revenues and strategic expansions. No longer held as of August 31, 2025

↑ An overweight position in pharmaceutical company WuXi Biologics contributed as the stock rose on robust pipeline and global manufacturing expansion

↑ An overweight allocation to Luckin Coffee, rose in value on strong earnings and revenue growth and global store expansions. No longer held as of August 31, 2025

↑ On a sector basis, stock selection in industrials, underweight to and stock selection in energy, and underweight to utilities helped performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI China Index
8/15	$10,000	$10,000
9/15	$9,892	$9,807
10/15	$10,580	$10,697
11/15	$10,509	$10,336
12/15	$10,361	$10,202
1/16	$9,405	$8,904
2/16	$9,197	$8,679
3/16	$10,061	$9,712
4/16	$9,883	$9,693
5/16	$9,894	$9,620
6/16	$10,211	$9,723
7/16	$10,724	$10,062
8/16	$11,173	$10,804
9/16	$11,513	$11,077
10/16	$11,184	$10,862
11/16	$10,983	$10,732
12/16	$10,463	$10,293
1/17	$11,043	$10,992
2/17	$11,368	$11,381
3/17	$11,757	$11,624
4/17	$12,140	$11,934
5/17	$12,633	$12,563
6/17	$12,929	$12,853
7/17	$13,579	$13,995
8/17	$13,997	$14,585
9/17	$14,014	$14,736
10/17	$14,577	$15,322
11/17	$15,012	$15,561
12/17	$15,517	$15,859
1/18	$16,756	$17,839
2/18	$15,991	$16,697
3/18	$15,835	$16,147
4/18	$15,556	$16,143
5/18	$16,010	$16,440
6/18	$15,647	$15,582
7/18	$15,427	$15,193
8/18	$14,967	$14,616
9/18	$14,856	$14,412
10/18	$13,340	$12,759
11/18	$14,091	$13,694
12/18	$13,879	$12,865
1/19	$14,845	$14,288
2/19	$15,449	$14,781
3/19	$16,109	$15,141
4/19	$16,201	$15,478
5/19	$15,051	$13,453
6/19	$15,939	$14,533
7/19	$15,704	$14,454
8/19	$15,406	$13,849
9/19	$15,363	$13,846
10/19	$16,123	$14,405
11/19	$15,988	$14,662
12/19	$16,981	$15,883
1/20	$16,218	$15,120
2/20	$16,277	$15,267
3/20	$14,767	$14,260
4/20	$15,859	$15,161
5/20	$15,698	$15,086
6/20	$16,702	$16,441
7/20	$17,809	$17,994
8/20	$18,578	$19,015
9/20	$18,058	$18,495
10/20	$18,483	$19,474
11/20	$19,692	$20,014
12/20	$21,100	$20,568
1/21	$22,128	$22,082
2/21	$22,208	$21,853
3/21	$21,823	$20,480
4/21	$22,120	$20,764
5/21	$22,586	$20,924
6/21	$21,735	$20,944
7/21	$20,169	$18,045
8/21	$20,016	$18,046
9/21	$19,326	$17,139
10/21	$19,527	$17,680
11/21	$18,940	$16,624
12/21	$18,933	$16,100
1/22	$18,441	$15,625
2/22	$17,500	$15,016
3/22	$15,345	$13,815
4/22	$14,785	$13,251
5/22	$15,099	$13,407
6/22	$15,922	$14,287
7/22	$14,751	$12,930
8/22	$14,692	$12,959
9/22	$12,783	$11,073
10/22	$10,468	$9,211
11/22	$14,005	$11,948
12/22	$14,533	$12,569
1/23	$16,188	$14,050
2/23	$14,750	$12,593
3/23	$14,714	$13,161
4/23	$13,972	$12,483
5/23	$12,408	$11,430
6/23	$12,805	$11,883
7/23	$13,981	$13,162
8/23	$12,932	$11,983
9/23	$12,326	$11,653
10/23	$12,001	$11,157
11/23	$12,417	$11,438
12/23	$11,912	$11,162
1/24	$10,271	$9,978
2/24	$10,845	$10,815
3/24	$10,944	$10,917
4/24	$11,596	$11,637
5/24	$12,011	$11,916
6/24	$11,823	$11,691
7/24	$11,280	$11,536
8/24	$11,191	$11,652
9/24	$13,336	$14,437
10/24	$12,852	$13,583
11/24	$12,367	$12,981
12/24	$12,930	$13,330
1/25	$13,130	$13,452
2/25	$14,213	$15,035
3/25	$14,784	$15,332
4/25	$14,052	$14,678
5/25	$14,483	$15,080
6/25	$14,984	$15,640
7/25	$15,415	$16,391
8/25	$16,485	$17,201

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	45.10%	(2.66)%	5.12%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	44.10%	(2.66)%	5.12%
MSCI China Index (net of foreign withholding taxes)	47.62%	(1.98)%	5.57%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Material Change Date		Aug. 31, 2024
AssetsNet	$ 42,622,377
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 105,800
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,622,377
# of Portfolio Holdings	49
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$105,800

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.8%
Real Estate	1.4%
Consumer Staples	2.2%
Materials	2.2%
Health Care	2.4%
Energy	2.9%
Short-Term Investments	4.3%
Industrials	5.1%
Information Technology	7.2%
Financials	20.5%
Consumer Discretionary	23.6%
Communication Services	27.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.6%
China Construction Bank Corp., Class H	7.4%
Alibaba Group Holding Ltd.	6.3%
Xiaomi Corp., Class B	4.9%
Trip.com Group Ltd.	4.0%
PDD Holdings, Inc. ADR	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.7%
BYD Co. Ltd., Class H	2.4%
PICC Property & Casualty Co. Ltd., Class H	2.3%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 31, 2025, the name of the Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Material Fund Change Strategies [Text Block]	Effective March 31, 2025, the name of the Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund’s principal investment strategy changed.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014184
Shareholder Report [Line Items]
Fund Name	Eaton Vance China Equity Fund
Class Name	Class I
Trading Symbol	EICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance China Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$154	1.25%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI China Index (the Index):

↓ An underweight position in Alibaba detracted as the stock rose on investor enthusiasm over potential growth of its cloud business and AI-related services

↓ An underweight position in toymaker Pop Mart as the stock rallied on the success of its Labubu doll blind boxes

↓ An overweight position in China State Construction International due to slower loan growth, increased credit provisions and macroeconomic uncertainty

↓ On a sector basis, stock selection in consumer discretionary, an underweight to information technology, and stock selection in consumer staples hurt returns

↑ An overweight position in container shipping company T.S. Lines which rallied on strong revenues and strategic expansions. No longer held as of August 31, 2025

↑ An overweight position in pharmaceutical company WuXi Biologics contributed as the stock rose on robust pipeline and global manufacturing expansion

↑ An overweight allocation to Luckin Coffee, rose in value on strong earnings and revenue growth and global store expansions. No longer held as of August 31, 2025

↑ On a sector basis, stock selection in industrials, underweight to and stock selection in energy, and underweight to utilities helped performance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI China Index
8/15	$1,000,000	$1,000,000
9/15	$990,135	$980,683
10/15	$1,060,228	$1,069,723
11/15	$1,053,998	$1,033,635
12/15	$1,039,788	$1,020,173
1/16	$944,561	$890,414
2/16	$924,195	$867,900
3/16	$1,012,266	$971,194
4/16	$995,202	$969,276
5/16	$996,853	$961,994
6/16	$1,029,880	$972,305
7/16	$1,082,722	$1,006,230
8/16	$1,128,960	$1,080,377
9/16	$1,163,637	$1,107,681
10/16	$1,131,712	$1,086,230
11/16	$1,112,446	$1,073,229
12/16	$1,060,372	$1,029,318
1/17	$1,120,424	$1,099,183
2/17	$1,154,343	$1,138,078
3/17	$1,194,934	$1,162,375
4/17	$1,234,413	$1,193,373
5/17	$1,286,125	$1,256,335
6/17	$1,317,263	$1,285,253
7/17	$1,385,100	$1,399,454
8/17	$1,427,915	$1,458,468
9/17	$1,431,808	$1,473,623
10/17	$1,490,192	$1,532,191
11/17	$1,535,787	$1,556,074
12/17	$1,589,049	$1,585,862
1/18	$1,717,269	$1,783,906
2/18	$1,640,088	$1,669,664
3/18	$1,625,772	$1,614,708
4/18	$1,597,763	$1,614,326
5/18	$1,645,690	$1,643,974
6/18	$1,610,212	$1,558,159
7/18	$1,589,049	$1,519,294
8/18	$1,542,990	$1,461,619
9/18	$1,532,409	$1,441,172
10/18	$1,377,425	$1,275,880
11/18	$1,456,473	$1,369,398
12/18	$1,435,392	$1,286,518
1/19	$1,536,746	$1,428,793
2/19	$1,600,435	$1,478,114
3/19	$1,670,287	$1,514,119
4/19	$1,680,559	$1,547,847
5/19	$1,562,769	$1,345,280
6/19	$1,656,590	$1,453,316
7/19	$1,633,306	$1,445,440
8/19	$1,603,859	$1,384,939
9/19	$1,600,435	$1,384,587
10/19	$1,681,244	$1,440,479
11/19	$1,668,232	$1,466,164
12/19	$1,773,453	$1,588,298
1/20	$1,695,452	$1,512,010
2/20	$1,702,543	$1,526,712
3/20	$1,545,832	$1,426,044
4/20	$1,661,415	$1,516,088
5/20	$1,646,524	$1,508,604
6/20	$1,753,598	$1,644,104
7/20	$1,871,308	$1,799,374
8/20	$1,953,563	$1,901,496
9/20	$1,900,381	$1,849,538
10/20	$1,947,181	$1,947,364
11/20	$2,075,528	$2,001,365
12/20	$2,226,600	$2,056,750
1/21	$2,336,131	$2,208,191
2/21	$2,347,084	$2,185,326
3/21	$2,307,966	$2,047,984
4/21	$2,341,608	$2,076,406
5/21	$2,392,461	$2,092,379
6/21	$2,304,837	$2,094,427
7/21	$2,140,541	$1,804,490
8/21	$2,125,676	$1,804,562
9/21	$2,053,699	$1,713,923
10/21	$2,077,169	$1,768,007
11/21	$2,016,928	$1,662,424
12/21	$2,017,016	$1,610,038
1/22	$1,966,014	$1,562,541
2/22	$1,867,302	$1,501,604
3/22	$1,639,442	$1,381,534
4/22	$1,580,215	$1,325,116
5/22	$1,614,764	$1,340,734
6/22	$1,704,428	$1,428,683
7/22	$1,580,215	$1,293,000
8/22	$1,575,279	$1,295,888
9/22	$1,372,097	$1,107,280
10/22	$1,124,494	$921,149
11/22	$1,505,358	$1,194,806
12/22	$1,564,023	$1,256,949
1/23	$1,743,515	$1,405,025
2/23	$1,590,163	$1,259,255
3/23	$1,587,549	$1,316,123
4/23	$1,508,258	$1,248,250
5/23	$1,340,965	$1,143,000
6/23	$1,384,531	$1,188,349
7/23	$1,513,486	$1,316,200
8/23	$1,401,957	$1,198,329
9/23	$1,336,608	$1,165,330
10/23	$1,303,498	$1,115,658
11/23	$1,349,678	$1,143,776
12/23	$1,295,611	$1,116,202
1/24	$1,117,429	$997,751
2/24	$1,180,930	$1,081,504
3/24	$1,193,251	$1,091,705
4/24	$1,264,334	$1,163,713
5/24	$1,311,723	$1,191,626
6/24	$1,291,820	$1,169,110
7/24	$1,234,005	$1,153,579
8/24	$1,225,475	$1,165,169
9/24	$1,460,524	$1,443,699
10/24	$1,409,344	$1,358,314
11/24	$1,357,216	$1,298,050
12/24	$1,420,381	$1,332,961
1/25	$1,443,682	$1,345,233
2/25	$1,563,099	$1,503,469
3/25	$1,627,176	$1,533,229
4/25	$1,548,536	$1,467,761
5/25	$1,597,079	$1,507,986
6/25	$1,654,360	$1,564,007
7/25	$1,702,904	$1,639,141
8/25	$1,796,107	$1,720,062

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	46.56%	(1.67)%	6.03%
MSCI China Index (net of foreign withholding taxes)	47.62%	(1.98)%	5.57%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Material Change Date		Aug. 31, 2024
AssetsNet	$ 42,622,377
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 105,800
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$42,622,377
# of Portfolio Holdings	49
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$105,800

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.8%
Real Estate	1.4%
Consumer Staples	2.2%
Materials	2.2%
Health Care	2.4%
Energy	2.9%
Short-Term Investments	4.3%
Industrials	5.1%
Information Technology	7.2%
Financials	20.5%
Consumer Discretionary	23.6%
Communication Services	27.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Tencent Holdings Ltd.	23.6%
China Construction Bank Corp., Class H	7.4%
Alibaba Group Holding Ltd.	6.3%
Xiaomi Corp., Class B	4.9%
Trip.com Group Ltd.	4.0%
PDD Holdings, Inc. ADR	3.2%
Industrial & Commercial Bank of China Ltd., Class H	2.8%
NetEase, Inc.	2.7%
BYD Co. Ltd., Class H	2.4%
PICC Property & Casualty Co. Ltd., Class H	2.3%
Total	59.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective March 31, 2025, the name of the Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund’s principal investment strategy changed.

Material Fund Change Strategies [Text Block]	Effective March 31, 2025, the name of the Fund was changed from Eaton Vance Greater China Growth Fund. In connection with the name change, the Fund’s principal investment strategy changed.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000014191
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class A
Trading Symbol	ETHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.17%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ An overweight position in Novo Nordisk detracted from performance as shares fell after lower growth expectations for GLP-1 drugs

↓ Not holding Novartis hurt as the company showed strong sales and increased guidance estimates for key drugs for breast cancer, MS, and leukemia treatments

↓ Not holding CVS also hurt as improvement with Aetna, its health insurance subsidiary, and efficiencies in integration with its pharmacy model helped shares

↓ On an industry basis, stock selection within European pharmaceuticals, health care equipment & supplies, and health care providers & services hurt returns

↑ Not owing Regeneron Pharmaceuticals helped as shares fell after failure of a late-stage COPD treatment and weak sales in a macular degeneration treatment

↑ An underweight position in United Health Care Group helped due to scrutiny on Medicare Advantage plan pricing and increasing costs have led to stock pressure

↑ An overweight position in IDEXX Laboratories helped as strong growth across product lines and the launch of a new cancer diagnostic product lifted shares

↑ On an industry basis, the Fund’s underweight to health care providers and services and an overweight to, and stock selection in, biotechnology contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/15	$9,475	$10,000	$10,000	$10,000
9/15	$8,650	$9,631	$9,383	$9,753
10/15	$9,124	$10,394	$9,953	$10,575
11/15	$9,324	$10,343	$9,887	$10,607
12/15	$9,523	$10,161	$10,038	$10,439
1/16	$8,467	$9,553	$9,247	$9,921
2/16	$8,246	$9,482	$9,131	$9,908
3/16	$8,451	$10,125	$9,353	$10,580
4/16	$8,743	$10,286	$9,662	$10,621
5/16	$8,979	$10,343	$9,798	$10,812
6/16	$8,766	$10,227	$9,876	$10,840
7/16	$9,239	$10,660	$10,325	$11,240
8/16	$8,782	$10,668	$9,896	$11,255
9/16	$8,782	$10,725	$9,883	$11,257
10/16	$7,994	$10,517	$9,201	$11,052
11/16	$7,978	$10,669	$9,209	$11,461
12/16	$8,105	$10,924	$9,354	$11,688
1/17	$8,319	$11,188	$9,558	$11,910
2/17	$8,799	$11,498	$10,111	$12,383
3/17	$8,853	$11,621	$10,143	$12,397
4/17	$9,066	$11,793	$10,335	$12,524
5/17	$9,013	$12,042	$10,560	$12,701
6/17	$9,333	$12,088	$10,847	$12,780
7/17	$9,395	$12,378	$10,855	$13,043
8/17	$9,529	$12,395	$10,962	$13,082
9/17	$9,573	$12,673	$11,109	$13,352
10/17	$9,253	$12,913	$10,965	$13,664
11/17	$9,484	$13,193	$11,213	$14,083
12/17	$9,421	$13,371	$11,206	$14,240
1/18	$9,934	$14,077	$11,834	$15,055
2/18	$9,458	$13,494	$11,303	$14,500
3/18	$9,312	$13,200	$11,068	$14,132
4/18	$9,431	$13,351	$11,174	$14,186
5/18	$9,577	$13,435	$11,227	$14,527
6/18	$9,760	$13,429	$11,376	$14,617
7/18	$10,382	$13,848	$12,075	$15,161
8/18	$10,702	$14,019	$12,432	$15,655
9/18	$10,903	$14,097	$12,684	$15,744
10/18	$10,217	$13,062	$11,850	$14,668
11/18	$10,830	$13,211	$12,496	$14,967
12/18	$9,985	$12,206	$11,487	$13,615
1/19	$10,648	$13,156	$12,079	$14,706
2/19	$10,889	$13,551	$12,317	$15,179
3/19	$11,101	$13,729	$12,422	$15,474
4/19	$10,764	$14,216	$12,102	$16,100
5/19	$10,552	$13,396	$11,812	$15,077
6/19	$11,312	$14,279	$12,609	$16,139
7/19	$11,168	$14,349	$12,469	$16,371
8/19	$11,168	$14,056	$12,465	$16,112
9/19	$11,091	$14,355	$12,452	$16,414
10/19	$11,572	$14,720	$13,074	$16,769
11/19	$12,101	$15,130	$13,691	$17,378
12/19	$12,580	$15,584	$14,158	$17,902
1/20	$12,377	$15,489	$13,956	$17,895
2/20	$11,574	$14,180	$13,002	$16,422
3/20	$11,188	$12,303	$12,533	$14,394
4/20	$12,438	$13,647	$13,987	$16,239
5/20	$12,905	$14,306	$14,552	$17,012
6/20	$12,773	$14,685	$14,357	$17,351
7/20	$13,241	$15,387	$14,946	$18,329
8/20	$13,596	$16,415	$15,253	$19,647
9/20	$13,383	$15,849	$15,043	$18,900
10/20	$12,773	$15,363	$14,309	$18,397
11/20	$13,708	$17,327	$15,590	$20,411
12/20	$14,220	$18,062	$16,072	$21,196
1/21	$14,165	$17,882	$16,243	$20,982
2/21	$13,968	$18,341	$15,801	$21,561
3/21	$14,274	$18,951	$16,188	$22,505
4/21	$14,864	$19,833	$16,806	$23,706
5/21	$15,170	$20,118	$17,151	$23,872
6/21	$15,585	$20,418	$17,665	$24,429
7/21	$16,120	$20,784	$18,323	$25,009
8/21	$16,666	$21,301	$18,831	$25,770
9/21	$15,694	$20,417	$17,844	$24,571
10/21	$16,742	$21,573	$18,597	$26,292
11/21	$16,011	$21,101	$17,933	$26,110
12/21	$17,356	$22,002	$19,254	$27,280
1/22	$15,813	$20,838	$17,832	$25,869
2/22	$15,872	$20,311	$17,752	$25,094
3/22	$16,739	$20,869	$18,607	$26,026
4/22	$15,872	$19,135	$17,745	$23,756
5/22	$15,765	$19,150	$17,833	$23,800
6/22	$15,492	$17,491	$17,267	$21,835
7/22	$16,014	$18,879	$17,831	$23,849
8/22	$14,780	$18,090	$16,757	$22,876
9/22	$14,127	$16,408	$16,097	$20,769
10/22	$15,172	$17,587	$17,449	$22,451
11/22	$15,979	$18,810	$18,430	$23,706
12/22	$15,719	$18,011	$18,212	$22,340
1/23	$15,633	$19,285	$18,094	$23,743
2/23	$15,051	$18,822	$17,356	$23,164
3/23	$15,657	$19,403	$17,920	$24,015
4/23	$16,215	$19,743	$18,547	$24,389
5/23	$15,719	$19,546	$17,787	$24,495
6/23	$16,190	$20,728	$18,354	$26,114
7/23	$16,388	$21,425	$18,591	$26,953
8/23	$16,289	$20,913	$18,448	$26,524
9/23	$15,670	$20,011	$17,848	$25,259
10/23	$14,989	$19,430	$17,114	$24,728
11/23	$15,918	$21,252	$18,095	$26,986
12/23	$16,610	$22,295	$18,896	$28,212
1/24	$17,042	$22,563	$19,404	$28,686
2/24	$17,601	$23,519	$19,841	$30,218
3/24	$17,932	$24,275	$20,308	$31,190
4/24	$17,207	$23,373	$19,505	$29,916
5/24	$17,817	$24,417	$20,026	$31,400
6/24	$18,287	$24,914	$20,405	$32,527
7/24	$18,872	$25,353	$21,072	$32,922
8/24	$19,901	$26,023	$22,230	$33,721
9/24	$19,342	$26,500	$21,567	$34,441
10/24	$18,440	$25,974	$20,527	$34,129
11/24	$18,325	$27,166	$20,348	$36,132
12/24	$17,195	$26,458	$19,110	$35,271
1/25	$18,325	$27,391	$20,332	$36,253
2/25	$18,537	$27,194	$20,560	$35,780
3/25	$17,793	$25,984	$20,084	$33,764
4/25	$17,474	$26,215	$19,704	$33,535
5/25	$16,850	$27,766	$18,987	$35,646
6/25	$17,022	$28,964	$19,262	$37,459
7/25	$16,345	$29,337	$18,690	$38,299
8/25	$17,144	$30,103	$19,652	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(13.86)%	4.74%	6.10%
Class A with 5.25% Maximum Sales Charge	(18.40)%	3.62%	5.53%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI World Health Care Index (net of foreign withholding taxes)	(11.60)%	5.19%	6.98%
S&P 500® Index	15.88%	14.73%	14.59%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 834,121,078
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 5,828,269
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$834,121,078
# of Portfolio Holdings	43
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$5,828,269

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Health Care Services	0.6%
Health Care Technology	0.8%
Metal, Glass & Plastic Containers	1.0%
Health Care Distributors	2.2%
Health Care Supplies	3.4%
Managed Health Care	4.4%
Life Sciences Tools & Services	8.2%
Biotechnology	19.3%
Health Care Equipment	19.8%
Pharmaceuticals	40.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.2%
AbbVie, Inc.	6.6%
AstraZeneca PLC	6.1%
Roche Holding AG PC	5.0%
Abbott Laboratories	5.0%
Johnson & Johnson	4.2%
Zoetis, Inc.	3.5%
Novo Nordisk AS, Class B	3.4%
UnitedHealth Group, Inc.	3.4%
Bristol-Myers Squibb Co.	3.2%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014193
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class C
Trading Symbol	ECHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.92%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ An overweight position in Novo Nordisk detracted from performance as shares fell after lower growth expectations for GLP-1 drugs

↓ Not holding Novartis hurt as the company showed strong sales and increased guidance estimates for key drugs for breast cancer, MS, and leukemia treatments

↓ Not holding CVS also hurt as improvement with Aetna, its health insurance subsidiary, and efficiencies in integration with its pharmacy model helped shares

↓ On an industry basis, stock selection within European pharmaceuticals, health care equipment & supplies, and health care providers & services hurt returns

↑ Not owing Regeneron Pharmaceuticals helped as shares fell after failure of a late-stage COPD treatment and weak sales in a macular degeneration treatment

↑ An underweight position in United Health Care Group helped due to scrutiny on Medicare Advantage plan pricing and increasing costs have led to stock pressure

↑ An overweight position in IDEXX Laboratories helped as strong growth across product lines and the launch of a new cancer diagnostic product lifted shares

↑ On an industry basis, the Fund’s underweight to health care providers and services and an overweight to, and stock selection in, biotechnology contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/15	$10,000	$10,000	$10,000	$10,000
9/15	$9,128	$9,631	$9,383	$9,753
10/15	$9,616	$10,394	$9,953	$10,575
11/15	$9,823	$10,343	$9,887	$10,607
12/15	$10,027	$10,161	$10,038	$10,439
1/16	$8,908	$9,553	$9,247	$9,921
2/16	$8,673	$9,482	$9,131	$9,908
3/16	$8,876	$10,125	$9,353	$10,580
4/16	$9,184	$10,286	$9,662	$10,621
5/16	$9,419	$10,343	$9,798	$10,812
6/16	$9,200	$10,227	$9,876	$10,840
7/16	$9,679	$10,660	$10,325	$11,240
8/16	$9,200	$10,668	$9,896	$11,255
9/16	$9,192	$10,725	$9,883	$11,257
10/16	$8,365	$10,517	$9,201	$11,052
11/16	$8,349	$10,669	$9,209	$11,461
12/16	$8,464	$10,924	$9,354	$11,688
1/17	$8,692	$11,188	$9,558	$11,910
2/17	$9,176	$11,498	$10,111	$12,383
3/17	$9,231	$11,621	$10,143	$12,397
4/17	$9,450	$11,793	$10,335	$12,524
5/17	$9,395	$12,042	$10,560	$12,701
6/17	$9,714	$12,088	$10,847	$12,780
7/17	$9,778	$12,378	$10,855	$13,043
8/17	$9,906	$12,395	$10,962	$13,082
9/17	$9,952	$12,673	$11,109	$13,352
10/17	$9,614	$12,913	$10,965	$13,664
11/17	$9,842	$13,193	$11,213	$14,083
12/17	$9,769	$13,371	$11,206	$14,240
1/18	$10,294	$14,077	$11,834	$15,055
2/18	$9,797	$13,494	$11,303	$14,500
3/18	$9,647	$13,200	$11,068	$14,132
4/18	$9,750	$13,351	$11,174	$14,186
5/18	$9,909	$13,435	$11,227	$14,527
6/18	$10,088	$13,429	$11,376	$14,617
7/18	$10,716	$13,848	$12,075	$15,161
8/18	$11,045	$14,019	$12,432	$15,655
9/18	$11,242	$14,097	$12,684	$15,744
10/18	$10,529	$13,062	$11,850	$14,668
11/18	$11,157	$13,211	$12,496	$14,967
12/18	$10,281	$12,206	$11,487	$13,615
1/19	$10,956	$13,156	$12,079	$14,706
2/19	$11,191	$13,551	$12,317	$15,179
3/19	$11,406	$13,729	$12,422	$15,474
4/19	$11,054	$14,216	$12,102	$16,100
5/19	$10,829	$13,396	$11,812	$15,077
6/19	$11,602	$14,279	$12,609	$16,139
7/19	$11,446	$14,349	$12,469	$16,371
8/19	$11,436	$14,056	$12,465	$16,112
9/19	$11,338	$14,355	$12,452	$16,414
10/19	$11,827	$14,720	$13,074	$16,769
11/19	$12,355	$15,130	$13,691	$17,378
12/19	$12,842	$15,584	$14,158	$17,902
1/20	$12,627	$15,489	$13,956	$17,895
2/20	$11,799	$14,180	$13,002	$16,422
3/20	$11,390	$12,303	$12,533	$14,394
4/20	$12,668	$13,647	$13,987	$16,239
5/20	$13,139	$14,306	$14,552	$17,012
6/20	$12,985	$14,685	$14,357	$17,351
7/20	$13,456	$15,387	$14,946	$18,329
8/20	$13,803	$16,415	$15,253	$19,647
9/20	$13,578	$15,849	$15,043	$18,900
10/20	$12,955	$15,363	$14,309	$18,397
11/20	$13,895	$17,327	$15,590	$20,411
12/20	$14,403	$18,062	$16,072	$21,196
1/21	$14,338	$17,882	$16,243	$20,982
2/21	$14,131	$18,341	$15,801	$21,561
3/21	$14,435	$18,951	$16,188	$22,505
4/21	$15,023	$19,833	$16,806	$23,706
5/21	$15,328	$20,118	$17,151	$23,872
6/21	$15,730	$20,418	$17,665	$24,429
7/21	$16,263	$20,784	$18,323	$25,009
8/21	$16,796	$21,301	$18,831	$25,770
9/21	$15,806	$20,417	$17,844	$24,571
10/21	$16,850	$21,573	$18,597	$26,292
11/21	$16,111	$21,101	$17,933	$26,110
12/21	$17,454	$22,002	$19,254	$27,280
1/22	$15,885	$20,838	$17,832	$25,869
2/22	$15,943	$20,311	$17,752	$25,094
3/22	$16,798	$20,869	$18,607	$26,026
4/22	$15,920	$19,135	$17,745	$23,756
5/22	$15,803	$19,150	$17,833	$23,800
6/22	$15,522	$17,491	$17,267	$21,835
7/22	$16,025	$18,879	$17,831	$23,849
8/22	$14,795	$18,090	$16,757	$22,876
9/22	$14,128	$16,408	$16,097	$20,769
10/22	$15,158	$17,587	$17,449	$22,451
11/22	$15,955	$18,810	$18,430	$23,706
12/22	$15,679	$18,011	$18,212	$22,340
1/23	$15,593	$19,285	$18,094	$23,743
2/23	$15,008	$18,822	$17,356	$23,164
3/23	$15,593	$19,403	$17,920	$24,015
4/23	$16,142	$19,743	$18,547	$24,389
5/23	$15,642	$19,546	$17,787	$24,495
6/23	$16,093	$20,728	$18,354	$26,114
7/23	$16,288	$21,425	$18,591	$26,953
8/23	$16,178	$20,913	$18,448	$26,524
9/23	$15,545	$20,011	$17,848	$25,259
10/23	$14,874	$19,430	$17,114	$24,728
11/23	$15,776	$21,252	$18,095	$26,986
12/23	$16,448	$22,295	$18,896	$28,212
1/24	$16,860	$22,563	$19,404	$28,686
2/24	$17,410	$23,519	$19,841	$30,218
3/24	$17,734	$24,275	$20,308	$31,190
4/24	$16,998	$23,373	$19,505	$29,916
5/24	$17,597	$24,417	$20,026	$31,400
6/24	$18,047	$24,914	$20,405	$32,527
7/24	$18,621	$25,353	$21,072	$32,922
8/24	$19,608	$26,023	$22,230	$33,721
9/24	$19,058	$26,500	$21,567	$34,441
10/24	$18,147	$25,974	$20,527	$34,129
11/24	$18,034	$27,166	$20,348	$36,132
12/24	$16,894	$26,458	$19,110	$35,271
1/25	$18,002	$27,391	$20,332	$36,253
2/25	$18,211	$27,194	$20,560	$35,780
3/25	$17,455	$25,984	$20,084	$33,764
4/25	$17,142	$26,215	$19,704	$33,535
5/25	$16,516	$27,766	$18,987	$35,646
6/25	$16,673	$28,964	$19,262	$37,459
7/25	$15,995	$29,337	$18,690	$38,299
8/25	$17,025	$30,103	$19,652	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(14.44)%	3.98%	5.46%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(15.26)%	3.98%	5.46%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI World Health Care Index (net of foreign withholding taxes)	(11.60)%	5.19%	6.98%
S&P 500® Index	15.88%	14.73%	14.59%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 834,121,078
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 5,828,269
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$834,121,078
# of Portfolio Holdings	43
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$5,828,269

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Health Care Services	0.6%
Health Care Technology	0.8%
Metal, Glass & Plastic Containers	1.0%
Health Care Distributors	2.2%
Health Care Supplies	3.4%
Managed Health Care	4.4%
Life Sciences Tools & Services	8.2%
Biotechnology	19.3%
Health Care Equipment	19.8%
Pharmaceuticals	40.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.2%
AbbVie, Inc.	6.6%
AstraZeneca PLC	6.1%
Roche Holding AG PC	5.0%
Abbott Laboratories	5.0%
Johnson & Johnson	4.2%
Zoetis, Inc.	3.5%
Novo Nordisk AS, Class B	3.4%
UnitedHealth Group, Inc.	3.4%
Bristol-Myers Squibb Co.	3.2%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081646
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class I
Trading Symbol	EIHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.92%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ An overweight position in Novo Nordisk detracted from performance as shares fell after lower growth expectations for GLP-1 drugs

↓ Not holding Novartis hurt as the company showed strong sales and increased guidance estimates for key drugs for breast cancer, MS, and leukemia treatments

↓ Not holding CVS also hurt as improvement with Aetna, its health insurance subsidiary, and efficiencies in integration with its pharmacy model helped shares

↓ On an industry basis, stock selection within European pharmaceuticals, health care equipment & supplies, and health care providers & services hurt returns

↑ Not owing Regeneron Pharmaceuticals helped as shares fell after failure of a late-stage COPD treatment and weak sales in a macular degeneration treatment

↑ An underweight position in United Health Care Group helped due to scrutiny on Medicare Advantage plan pricing and increasing costs have led to stock pressure

↑ An overweight position in IDEXX Laboratories helped as strong growth across product lines and the launch of a new cancer diagnostic product lifted shares

↑ On an industry basis, the Fund’s underweight to health care providers and services and an overweight to, and stock selection in, biotechnology contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
9/15	$912,687	$963,116	$938,297	$975,257
10/15	$962,687	$1,039,437	$995,310	$1,057,523
11/15	$984,328	$1,034,265	$988,719	$1,060,668
12/15	$1,005,734	$1,016,085	$1,003,757	$1,043,940
1/16	$894,350	$955,299	$924,673	$992,135
2/16	$871,418	$948,189	$913,134	$990,796
3/16	$892,712	$1,012,532	$935,299	$1,058,010
4/16	$923,834	$1,028,554	$966,248	$1,062,112
5/16	$949,223	$1,034,331	$979,782	$1,081,185
6/16	$927,110	$1,022,741	$987,579	$1,083,987
7/16	$977,069	$1,065,950	$1,032,501	$1,123,952
8/16	$928,748	$1,066,836	$989,602	$1,125,530
9/16	$929,567	$1,072,503	$988,298	$1,125,743
10/16	$846,029	$1,051,747	$920,080	$1,105,208
11/16	$845,210	$1,066,870	$920,902	$1,146,139
12/16	$857,591	$1,092,399	$935,375	$1,168,794
1/17	$881,567	$1,118,764	$955,821	$1,190,962
2/17	$931,362	$1,149,802	$1,011,095	$1,238,250
3/17	$937,817	$1,162,050	$1,014,320	$1,239,694
4/17	$960,871	$1,179,256	$1,033,476	$1,252,426
5/17	$955,338	$1,204,203	$1,056,012	$1,270,051
6/17	$989,457	$1,208,836	$1,084,663	$1,277,978
7/17	$995,912	$1,237,766	$1,085,474	$1,304,257
8/17	$1,010,667	$1,239,509	$1,096,168	$1,308,249
9/17	$1,016,199	$1,267,329	$1,110,903	$1,335,236
10/17	$982,080	$1,291,279	$1,096,520	$1,366,394
11/17	$1,006,056	$1,319,258	$1,121,315	$1,408,302
12/17	$999,539	$1,337,099	$1,120,581	$1,423,960
1/18	$1,054,490	$1,407,698	$1,183,383	$1,505,487
2/18	$1,004,276	$1,349,381	$1,130,329	$1,449,999
3/18	$989,117	$1,319,969	$1,106,815	$1,413,150
4/18	$1,001,434	$1,335,137	$1,117,383	$1,418,572
5/18	$1,018,488	$1,343,504	$1,122,665	$1,452,735
6/18	$1,037,436	$1,342,863	$1,137,595	$1,461,676
7/18	$1,103,756	$1,384,805	$1,207,477	$1,516,070
8/18	$1,137,864	$1,401,939	$1,243,178	$1,565,472
9/18	$1,159,655	$1,409,746	$1,268,371	$1,574,382
10/18	$1,086,703	$1,306,231	$1,184,970	$1,466,773
11/18	$1,152,075	$1,321,070	$1,249,550	$1,496,664
12/18	$1,062,457	$1,220,618	$1,148,749	$1,361,529
1/19	$1,133,288	$1,315,589	$1,207,889	$1,470,636
2/19	$1,159,226	$1,355,149	$1,231,728	$1,517,855
3/19	$1,182,171	$1,372,948	$1,242,222	$1,547,350
4/19	$1,146,257	$1,421,632	$1,210,199	$1,610,001
5/19	$1,124,309	$1,339,602	$1,181,209	$1,507,689
6/19	$1,205,116	$1,427,875	$1,260,894	$1,613,945
7/19	$1,190,152	$1,434,948	$1,246,870	$1,637,141
8/19	$1,190,152	$1,405,597	$1,246,496	$1,611,208
9/19	$1,182,171	$1,435,509	$1,245,188	$1,641,355
10/19	$1,234,047	$1,472,039	$1,307,352	$1,676,906
11/19	$1,289,913	$1,513,036	$1,369,129	$1,737,776
12/19	$1,341,717	$1,558,364	$1,415,762	$1,790,225
1/20	$1,320,621	$1,548,879	$1,395,642	$1,789,523
2/20	$1,235,181	$1,417,959	$1,300,246	$1,642,211
3/20	$1,194,044	$1,230,303	$1,253,273	$1,439,377
4/20	$1,328,004	$1,364,706	$1,398,746	$1,623,896
5/20	$1,378,635	$1,430,633	$1,455,185	$1,701,239
6/20	$1,363,868	$1,468,474	$1,435,718	$1,735,072
7/20	$1,414,499	$1,538,728	$1,494,606	$1,832,904
8/20	$1,452,472	$1,641,537	$1,525,328	$1,964,654
9/20	$1,430,321	$1,584,906	$1,504,335	$1,890,004
10/20	$1,364,923	$1,536,289	$1,430,943	$1,839,742
11/20	$1,465,130	$1,732,721	$1,559,017	$2,041,127
12/20	$1,520,774	$1,806,183	$1,607,157	$2,119,605
1/21	$1,515,104	$1,788,231	$1,624,272	$2,098,206
2/21	$1,494,691	$1,834,054	$1,580,099	$2,156,064
3/21	$1,527,579	$1,895,077	$1,618,785	$2,250,490
4/21	$1,591,086	$1,983,274	$1,680,584	$2,370,596
5/21	$1,623,974	$2,011,844	$1,715,149	$2,387,153
6/21	$1,668,202	$2,041,834	$1,766,541	$2,442,880
7/21	$1,726,039	$2,078,405	$1,832,275	$2,500,911
8/21	$1,785,010	$2,130,133	$1,883,106	$2,576,953
9/21	$1,680,677	$2,041,689	$1,784,403	$2,457,099
10/21	$1,794,083	$2,157,331	$1,859,731	$2,629,248
11/21	$1,716,967	$2,110,057	$1,793,340	$2,611,030
12/21	$1,861,033	$2,200,242	$1,925,430	$2,728,046
1/22	$1,695,881	$2,083,825	$1,783,167	$2,586,878
2/22	$1,702,044	$2,031,122	$1,775,206	$2,509,423
3/22	$1,795,712	$2,086,863	$1,860,701	$2,602,597
4/22	$1,702,044	$1,913,501	$1,774,513	$2,375,645
5/22	$1,692,184	$1,914,950	$1,783,262	$2,380,004
6/22	$1,663,837	$1,749,073	$1,726,694	$2,183,549
7/22	$1,719,298	$1,887,943	$1,783,062	$2,384,882
8/22	$1,587,424	$1,809,012	$1,675,656	$2,287,622
9/22	$1,518,405	$1,640,847	$1,609,674	$2,076,935
10/22	$1,629,328	$1,758,681	$1,744,940	$2,245,087
11/22	$1,716,833	$1,880,962	$1,843,013	$2,370,551
12/22	$1,689,067	$1,801,083	$1,821,183	$2,233,973
1/23	$1,681,343	$1,928,521	$1,809,397	$2,374,343
2/23	$1,618,260	$1,882,162	$1,735,568	$2,316,411
3/23	$1,683,918	$1,940,320	$1,792,039	$2,401,456
4/23	$1,744,426	$1,974,333	$1,854,696	$2,438,939
5/23	$1,690,355	$1,954,622	$1,778,749	$2,449,541
6/23	$1,741,851	$2,072,834	$1,835,442	$2,611,395
7/23	$1,763,737	$2,142,466	$1,859,131	$2,695,286
8/23	$1,753,437	$2,091,291	$1,844,810	$2,652,373
9/23	$1,687,780	$2,001,077	$1,784,811	$2,525,913
10/23	$1,614,398	$1,943,014	$1,711,414	$2,472,802
11/23	$1,713,528	$2,125,175	$1,809,547	$2,698,631
12/23	$1,789,990	$2,229,509	$1,889,606	$2,821,232
1/24	$1,836,295	$2,256,264	$1,940,363	$2,868,641
2/24	$1,897,152	$2,351,925	$1,984,071	$3,021,814
3/24	$1,932,872	$2,427,503	$2,030,778	$3,119,039
4/24	$1,854,816	$2,337,334	$1,950,511	$2,991,643
5/24	$1,922,288	$2,441,701	$2,002,606	$3,139,983
6/24	$1,972,562	$2,491,384	$2,040,504	$3,252,652
7/24	$2,037,387	$2,535,289	$2,107,229	$3,292,245
8/24	$2,147,195	$2,602,298	$2,222,985	$3,372,104
9/24	$2,088,984	$2,649,956	$2,156,719	$3,444,122
10/24	$1,991,083	$2,597,389	$2,052,731	$3,412,889
11/24	$1,979,176	$2,716,574	$2,034,809	$3,613,229
12/24	$1,856,936	$2,645,779	$1,910,960	$3,527,096
1/25	$1,978,793	$2,739,145	$2,033,174	$3,625,317
2/25	$2,003,718	$2,719,430	$2,056,032	$3,578,013
3/25	$1,923,403	$2,598,360	$2,008,356	$3,376,413
4/25	$1,890,170	$2,621,452	$1,970,364	$3,353,517
5/25	$1,822,317	$2,776,620	$1,898,743	$3,564,604
6/25	$1,840,319	$2,896,440	$1,926,216	$3,745,873
7/25	$1,768,313	$2,933,725	$1,869,008	$3,829,942
8/25	$1,855,551	$3,010,252	$1,965,150	$3,907,580

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(13.58)%	5.02%	6.37%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI World Health Care Index (net of foreign withholding taxes)	(11.60)%	5.19%	6.98%
S&P 500® Index	15.88%	14.73%	14.59%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 834,121,078
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 5,828,269
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$834,121,078
# of Portfolio Holdings	43
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$5,828,269

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Health Care Services	0.6%
Health Care Technology	0.8%
Metal, Glass & Plastic Containers	1.0%
Health Care Distributors	2.2%
Health Care Supplies	3.4%
Managed Health Care	4.4%
Life Sciences Tools & Services	8.2%
Biotechnology	19.3%
Health Care Equipment	19.8%
Pharmaceuticals	40.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.2%
AbbVie, Inc.	6.6%
AstraZeneca PLC	6.1%
Roche Holding AG PC	5.0%
Abbott Laboratories	5.0%
Johnson & Johnson	4.2%
Zoetis, Inc.	3.5%
Novo Nordisk AS, Class B	3.4%
UnitedHealth Group, Inc.	3.4%
Bristol-Myers Squibb Co.	3.2%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014194
Shareholder Report [Line Items]
Fund Name	Eaton Vance Worldwide Health Sciences Fund
Class Name	Class R
Trading Symbol	ERHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Worldwide Health Sciences Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.42%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Health Care Index (the Index):

↓ An overweight position in Novo Nordisk detracted from performance as shares fell after lower growth expectations for GLP-1 drugs

↓ Not holding Novartis hurt as the company showed strong sales and increased guidance estimates for key drugs for breast cancer, MS, and leukemia treatments

↓ Not holding CVS also hurt as improvement with Aetna, its health insurance subsidiary, and efficiencies in integration with its pharmacy model helped shares

↓ On an industry basis, stock selection within European pharmaceuticals, health care equipment & supplies, and health care providers & services hurt returns

↑ Not owing Regeneron Pharmaceuticals helped as shares fell after failure of a late-stage COPD treatment and weak sales in a macular degeneration treatment

↑ An underweight position in United Health Care Group helped due to scrutiny on Medicare Advantage plan pricing and increasing costs have led to stock pressure

↑ An overweight position in IDEXX Laboratories helped as strong growth across product lines and the launch of a new cancer diagnostic product lifted shares

↑ On an industry basis, the Fund’s underweight to health care providers and services and an overweight to, and stock selection in, biotechnology contributed

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	MSCI World Index	MSCI World Health Care Index	S&P 500® Index
8/15	$10,000	$10,000	$10,000	$10,000
9/15	$9,120	$9,631	$9,383	$9,753
10/15	$9,614	$10,394	$9,953	$10,575
11/15	$9,828	$10,343	$9,887	$10,607
12/15	$10,033	$10,161	$10,038	$10,439
1/16	$8,923	$9,553	$9,247	$9,921
2/16	$8,688	$9,482	$9,131	$9,908
3/16	$8,899	$10,125	$9,353	$10,580
4/16	$9,204	$10,286	$9,662	$10,621
5/16	$9,447	$10,343	$9,798	$10,812
6/16	$9,228	$10,227	$9,876	$10,840
7/16	$9,721	$10,660	$10,325	$11,240
8/16	$9,236	$10,668	$9,896	$11,255
9/16	$9,236	$10,725	$9,883	$11,257
10/16	$8,407	$10,517	$9,201	$11,052
11/16	$8,391	$10,669	$9,209	$11,461
12/16	$8,517	$10,924	$9,354	$11,688
1/17	$8,745	$11,188	$9,558	$11,910
2/17	$9,244	$11,498	$10,111	$12,383
3/17	$9,297	$11,621	$10,143	$12,397
4/17	$9,524	$11,793	$10,335	$12,524
5/17	$9,472	$12,042	$10,560	$12,701
6/17	$9,796	$12,088	$10,847	$12,780
7/17	$9,866	$12,378	$10,855	$13,043
8/17	$9,998	$12,395	$10,962	$13,082
9/17	$10,050	$12,673	$11,109	$13,352
10/17	$9,708	$12,913	$10,965	$13,664
11/17	$9,945	$13,193	$11,213	$14,083
12/17	$9,874	$13,371	$11,206	$14,240
1/18	$10,414	$14,077	$11,834	$15,055
2/18	$9,919	$13,494	$11,303	$14,500
3/18	$9,766	$13,200	$11,068	$14,132
4/18	$9,874	$13,351	$11,174	$14,186
5/18	$10,036	$13,435	$11,227	$14,527
6/18	$10,225	$13,429	$11,376	$14,617
7/18	$10,872	$13,848	$12,075	$15,161
8/18	$11,205	$14,019	$12,432	$15,655
9/18	$11,412	$14,097	$12,684	$15,744
10/18	$10,693	$13,062	$11,850	$14,668
11/18	$11,331	$13,211	$12,496	$14,967
12/18	$10,448	$12,206	$11,487	$13,615
1/19	$11,144	$13,156	$12,079	$14,706
2/19	$11,379	$13,551	$12,317	$15,179
3/19	$11,605	$13,729	$12,422	$15,474
4/19	$11,257	$14,216	$12,102	$16,100
5/19	$11,022	$13,396	$11,812	$15,077
6/19	$11,821	$14,279	$12,609	$16,139
7/19	$11,662	$14,349	$12,469	$16,371
8/19	$11,662	$14,056	$12,465	$16,112
9/19	$11,577	$14,355	$12,452	$16,414
10/19	$12,075	$14,720	$13,074	$16,769
11/19	$12,630	$15,130	$13,691	$17,378
12/19	$13,128	$15,584	$14,158	$17,902
1/20	$12,910	$15,489	$13,956	$17,895
2/20	$12,081	$14,180	$13,002	$16,422
3/20	$11,667	$12,303	$12,533	$14,394
4/20	$12,970	$13,647	$13,987	$16,239
5/20	$13,453	$14,306	$14,552	$17,012
6/20	$13,315	$14,685	$14,357	$17,351
7/20	$13,799	$15,387	$14,946	$18,329
8/20	$14,164	$16,415	$15,253	$19,647
9/20	$13,937	$15,849	$15,043	$18,900
10/20	$13,295	$15,363	$14,309	$18,397
11/20	$14,263	$17,327	$15,590	$20,411
12/20	$14,798	$18,062	$16,072	$21,196
1/21	$14,746	$17,882	$16,243	$20,982
2/21	$14,535	$18,341	$15,801	$21,561
3/21	$14,841	$18,951	$16,188	$22,505
4/21	$15,461	$19,833	$16,806	$23,706
5/21	$15,777	$20,118	$17,151	$23,872
6/21	$16,198	$20,418	$17,665	$24,429
7/21	$16,756	$20,784	$18,323	$25,009
8/21	$17,314	$21,301	$18,831	$25,770
9/21	$16,304	$20,417	$17,844	$24,571
10/21	$17,388	$21,573	$18,597	$26,292
11/21	$16,630	$21,101	$17,933	$26,110
12/21	$18,029	$22,002	$19,254	$27,280
1/22	$16,407	$20,838	$17,832	$25,869
2/22	$16,475	$20,311	$17,752	$25,094
3/22	$17,371	$20,869	$18,607	$26,026
4/22	$16,464	$19,135	$17,745	$23,756
5/22	$16,351	$19,150	$17,833	$23,800
6/22	$16,067	$17,491	$17,267	$21,835
7/22	$16,600	$18,879	$17,831	$23,849
8/22	$15,330	$18,090	$16,757	$22,876
9/22	$14,650	$16,408	$16,097	$20,769
10/22	$15,716	$17,587	$17,449	$22,451
11/22	$16,543	$18,810	$18,430	$23,706
12/22	$16,276	$18,011	$18,212	$22,340
1/23	$16,194	$19,285	$18,094	$23,743
2/23	$15,582	$18,822	$17,356	$23,164
3/23	$16,206	$19,403	$17,920	$24,015
4/23	$16,782	$19,743	$18,547	$24,389
5/23	$16,265	$19,546	$17,787	$24,495
6/23	$16,735	$20,728	$18,354	$26,114
7/23	$16,947	$21,425	$18,591	$26,953
8/23	$16,841	$20,913	$18,448	$26,524
9/23	$16,194	$20,011	$17,848	$25,259
10/23	$15,500	$19,430	$17,114	$24,728
11/23	$16,441	$21,252	$18,095	$26,986
12/23	$17,161	$22,295	$18,896	$28,212
1/24	$17,594	$22,563	$19,404	$28,686
2/24	$18,172	$23,519	$19,841	$30,218
3/24	$18,521	$24,275	$20,308	$31,190
4/24	$17,762	$23,373	$19,505	$29,916
5/24	$18,388	$24,417	$20,026	$31,400
6/24	$18,870	$24,914	$20,405	$32,527
7/24	$19,471	$25,353	$21,072	$32,922
8/24	$20,518	$26,023	$22,230	$33,721
9/24	$19,953	$26,500	$21,567	$34,441
10/24	$19,002	$25,974	$20,527	$34,129
11/24	$18,894	$27,166	$20,348	$36,132
12/24	$17,711	$26,458	$19,110	$35,271
1/25	$18,875	$27,391	$20,332	$36,253
2/25	$19,101	$27,194	$20,560	$35,780
3/25	$18,324	$25,984	$20,084	$33,764
4/25	$17,999	$26,215	$19,704	$33,535
5/25	$17,348	$27,766	$18,987	$35,646
6/25	$17,523	$28,964	$19,262	$37,459
7/25	$16,822	$29,337	$18,690	$38,299
8/25	$17,636	$30,103	$19,652	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	(14.05)%	4.48%	5.83%
MSCI World Index (net of foreign withholding taxes)	15.68%	12.89%	11.64%
MSCI World Health Care Index (net of foreign withholding taxes)	(11.60)%	5.19%	6.98%
S&P 500® Index	15.88%	14.73%	14.59%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 834,121,078
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 5,828,269
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$834,121,078
# of Portfolio Holdings	43
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$5,828,269

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Health Care Services	0.6%
Health Care Technology	0.8%
Metal, Glass & Plastic Containers	1.0%
Health Care Distributors	2.2%
Health Care Supplies	3.4%
Managed Health Care	4.4%
Life Sciences Tools & Services	8.2%
Biotechnology	19.3%
Health Care Equipment	19.8%
Pharmaceuticals	40.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	10.2%
AbbVie, Inc.	6.6%
AstraZeneca PLC	6.1%
Roche Holding AG PC	5.0%
Abbott Laboratories	5.0%
Johnson & Johnson	4.2%
Zoetis, Inc.	3.5%
Novo Nordisk AS, Class B	3.4%
UnitedHealth Group, Inc.	3.4%
Bristol-Myers Squibb Co.	3.2%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122